Registration No. 333-
As filed with the Securities and Exchange Commission on July 7, 2010

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐  PRE-EFFECTIVE AMENDMENT NO.
☐  POST-EFFECTIVE AMENDMENT NO.
JOHN HANCOCK TRUST
(Exact Name of Registrant as Specified in Charter)
601 Congress Street
Boston, Massachusetts 02210
(Address of Principal Executive Offices)
617-663-3000
(Registrant’s Area Code and Telephone Number)
Thomas M. Kinzler
Secretary
John Hancock Trust
601 Congress Street
Boston, Massachusetts 02210
(Name and Address of Agent for Service)
Copies to:
John W. Blouch, Esq.
Dykema Gossett PLLC
Franklin Square
1300 I Street, N.W.
Suite 300 West
Washington, D.C. 20005
202-906-8600
          Title of securities being registered: shares of beneficial interest ($.01 par value) of the Registrant.
          Approximate date of proposed public offering: as soon as practicable after this Registration Statement becomes effective.
          No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) under the Investment Company Act of 1940.
          It is proposed that this filing become effective on August 6, 2010 pursuant to Rule 488.

PART A
INFORMATION REQUIRED IN THE
PROXY STATEMENT/PROSPECTUS

JOHN HANCOCK TRUST
601 Congress Street
Boston, Massachusetts 02210-2805
August 16, 2010
Dear Variable Annuity and Variable Life Contract Owners:
          A Special Meeting of Shareholders of John Hancock Trust (“JHT”) will be held at 601 Congress Street, Boston, Massachusetts 02210, on September 28, 2010 at 10:00 a.m., Eastern Time (the “Meeting”). At the Meeting, shareholders of the Strategic Bond Trust, one of the series or funds of JHT (the “Acquired Fund”), will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Acquired Fund into the Strategic Income Opportunities Trust (formerly, the Strategic Income Trust), another JHT fund (the “Acquiring Fund”) (the “Reorganization”).
          Under the Plan: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate. As a result, each shareholder of the Acquired Fund will become a shareholder of the Acquiring Fund. The total value of all shares of the Acquiring Fund issued in the Reorganization to the Acquired Fund will equal the total value of the net assets of the Acquired Fund. The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange on the closing date of the Reorganization. Holders of shares of Series I, Series II and NAV share classes of the Acquired Fund will receive, respectively, Series I, Series II and NAV shares of the Acquiring Fund. If approved by shareholders of the Acquired Fund, the Reorganization is expected to occur on November 5, 2010 or such other date as determined by the officers of JHT.
          The Board of Trustees of JHT (the “Board”) has unanimously approved the Reorganization and believes that it will benefit shareholders of the Acquired Fund. The Reorganization is intended to combine one JHT fixed-income fund into another that has a better performance record. The Acquired and Acquiring Funds have similar investment objectives and substantially similar principal strategies in that each invests at least 80% of net assets in fixed-income securities across a range of credit qualities, including foreign securities and high yield securities. In addition, the Acquiring Fund has outperformed the Acquired Fund, and has also outperformed its benchmark index, for the one-, three- and five-year periods ended December 31, 2009. The Acquiring Fund currently has higher advisory fee rates and overall expense ratios than the Acquired Fund; however, if the Reorganization is consummated, then, effective as of the closing of the Reorganization, the advisory fee rates of the Acquiring Fund will be reduced to match those of the Acquired Fund and the annual operating expenses of the Acquiring Fund will be expected to decrease to at least the levels of those of the Acquired Fund. The Acquiring Fund is also expected to have better prospects for growth and efficient management than the Acquired Fund.
          The value of your investment will not be affected by the Reorganization, and the Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes. The expenses of the Reorganization will be allocated between the Acquired Fund and the Acquiring Fund on a relative net asset basis.
* * *
          Although you are not a shareholder of JHT, your purchase payments and the earnings on such purchase payments under your variable annuity or variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) and John Hancock Life Insurance Company of New York (“John Hancock NY”) are invested in subaccounts of separate accounts established by these companies, and each subaccount invests in shares of one of JHT’s funds. You have the right to instruct these insurance companies, as appropriate, how to vote the shares of the Acquired Fund attributable to your contract as of July 30, 2010, the record date for the Meeting. John Hancock USA and John Hancock NY will vote all shares of the Acquired Fund issued to such companies in proportion to the timely voting instructions with respect to that fund received from owners of contracts participating in separate accounts registered under the Investment Company Act of 1940, as amended.

Effective January 1, 2010, John Hancock USA succeeded by merger to John Hancock Life Insurance Company (“JHLICO”) and John Hancock Variable Life Insurance Company (“JHVLICO”).
          Enclosed you will find a Notice of Special Meeting of Shareholders, a Proxy Statement/Prospectus for JHT, and a Voting Instructions Form. The Proxy Statement/Prospectus provides background information and describes in detail the matters to be voted on at the Meeting.
          The Board has unanimously voted in favor of the proposed Reorganization and recommends that you give voting instructions for its approval.
          In order for shares to be voted at the Meeting based on your instructions, we urge you to read the Proxy Statement/Prospectus and then complete and mail your Voting Instructions Form in the enclosed postage-paid envelope, allowing sufficient time for its receipt on or before September 27, 2010. To give voting instructions by touch-tone telephone or via the Internet, follow the instructions on the Voting Instructions Form.
          If you have any questions regarding the Reorganization, please call one of the following numbers:

—For John Hancock USA variable annuity contracts:	(800) 344-1029 *
—For John Hancock USA variable life contracts:	(800) 827-4546 *
—For John Hancock NY variable annuity contracts:	(800) 551-2078
—For John Hancock NY variable life contracts:	(888) 267-7784

*	Includes former JHLICO and JHVLICO variable contracts.

Sincerely,
/s/ THOMAS M. KINZLER
Thomas M. Kinzler
Secretary John Hancock Trust

JOHN HANCOCK TRUST
601 Congress Street
Boston, Massachusetts 02210-2805
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To the Shareholders of the Strategic Bond Trust:
          Notice is hereby given that a Special Meeting of Shareholders (the “Meeting”) of the Strategic Bond Trust, a separate series or fund of John Hancock Trust (“JHT”), will be held at 601 Congress Street, Boston, Massachusetts 02210, on September 28, 2010 at 10:00 a.m., Eastern Time. A Proxy Statement/Prospectus providing information about the following proposal to be voted on at the Meeting is included with this notice.

Proposal	Approval of Agreement and Plan of Reorganization providing for the reorganization of the Strategic Bond Trust into the Strategic Income Opportunities Trust (formerly, the Strategic Income Trust).

Any other business that may properly come before the Meeting.
          The Board of Trustees of JHT recommends that shareholders vote FOR the Proposal.
          Approval of the Proposal will require the affirmative vote of the holders of at least a “Majority of the Outstanding Voting Securities” (as defined in the accompanying Proxy Statement/Prospectus) of the Strategic Bond Trust. Each shareholder of record at the close of business on July 30, 2010 is entitled to receive notice of and to vote at the Meeting.

Sincerely yours,
/s/ THOMAS M. KINZLER
Thomas M. Kinzler
Secretary

August 16, 2010
Boston, Massachusetts

JOHN HANCOCK TRUST
601 Congress Street
Boston, Massachusetts 02210-2805
PROXY STATEMENT/PROSPECTUS
SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD SEPTEMBER 28, 2010
Relating to the Reorganization of the Strategic Bond Trust
into the Strategic Income Opportunities Trust
          This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Trustees (the “Board”) of John Hancock Trust (“JHT”) of proxies to be used at a Special Meeting of Shareholders of JHT to be held at 601 Congress Street, Boston, Massachusetts 02210, on September 28, 2010, at 10:00 a.m., Eastern Time (the “Meeting”).
          At the Meeting, shareholders of the Strategic Bond Trust, one of the series or funds of JHT (the “Acquired Fund”), will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Acquired Fund into the Strategic Income Opportunities Trust (formerly, the Strategic Income Trust), another JHT fund (the “Acquiring Fund”) (the “Reorganization”).
          Under the Plan: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate. As a result, each shareholder of the Acquired Fund will become a shareholder of the Acquiring Fund. The total value of all shares of the Acquiring Fund issued in the Reorganization to the Acquired Fund will equal the total value of the net assets of the Acquired Fund. The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the closing date of the Reorganization (the “Exchange Date”). Holders of shares of Series I, Series II and NAV share classes of the Acquired Fund will receive, respectively, Series I, Series II and NAV shares of the Acquiring Fund. If approved by shareholders of the Acquired Fund, the Reorganization is expected to occur on November 5, 2010 or such other date as determined by the officers of JHT. All share classes of the Acquired Fund will vote in the aggregate and not by class. The terms and conditions of the Reorganization are more fully described below in this Proxy Statement/Prospectus and in the form of the Plan attached hereto as Appendix A.
          This Proxy Statement/Prospectus contains information shareholders should know before voting on the Reorganization. Please read it carefully and retain it for future reference. JHT’s Annual and Semi-Annual Reports to Shareholders contain additional information about the investments of the Acquired and Acquiring Funds, and the most recent Annual Report contains discussions of the market conditions and investment strategies that significantly affected such funds during their fiscal year ended December 31, 2009. Copies of these reports may be obtained at no charge by calling the appropriate toll free number listed below.
          For additional information regarding the Acquired Fund, see JHT’s Prospectus dated May 3, 2010, as supplemented (File Nos. 2-94157 and 811-04146) (the “JHT Prospectus”), which is incorporated by reference into this Proxy Statement/Prospectus insofar as it relates to that fund. A Statement of Additional Information dated August 16, 2010 (the “SAI”) relating to this Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission (“SEC”) and is also incorporated by reference into this Proxy Statement/Prospectus. The SAI incorporates by reference the Statement of Additional Information of JHT dated May 3, 2010, as supplemented (the “JHT SAI”), insofar as it relates to the Acquired and Acquiring Funds. Copies of the SAI, which will be accompanied by copies of the JHT SAI, may be obtained without charge by writing to JHT at the address stated above or by calling the appropriate toll free number listed below. Shareholders having any questions regarding the Reorganization should call the appropriate toll free number listed below:

—For John Hancock USA variable annuity contracts:	(800) 344-1029 *
—For John Hancock USA variable life contracts:	(800) 827-4546 *
—For John Hancock NY variable annuity contracts:	(800) 551-2078
—For John Hancock NY variable life contracts:	(888) 267-7784

*	Includes former JHLICO and JHVLICO variable contracts.
          JHT is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied at the Public Reference Room of the SEC at 100 F Street, N.E., Washington, D.C. 20549-1520 (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090). Such materials are also available on the SEC’s EDGAR Database on its Internet site at www.sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to publicinfo@sec.gov or by writing to the SEC’s Public Reference Room.
          The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.
The date of this Proxy Statement/Prospectus is August 16, 2010.

TABLE OF CONTENTS

		Page

Introduction		5
Overview of the Reorganization		5
Proposal	Approval of Agreement and Plan of Reorganization providing for the reorganization of the Strategic Bond Trust into the Strategic Income Opportunities Trust.	7
Information About the Reorganization		15
	Agreement and Plan of Reorganization	15
	Reasons for the Reorganization	16
	Board Consideration of the Reorganization	16
	Description of the Securities to Be Issued	17
	Federal Income Tax Consequences	18
Capitalization		20
Additional Information About the Funds		20
	Principal Risks of Investing in the Funds	20
	Additional Information About the Funds’ Investment Policies	28
	Subadvisers and Portfolio Managers	30
	Rule 12b-1 Fees	31
	Compensation of Financial Intermediaries	32
	Dividends and Distributions	32
	Purchase and Redemption of Shares	32
	Disruptive Short-Term Trading	34
	Tax Matters	35
	Policy Regarding Disclosure of Fund Holdings	36
	Broker Compensation and Revenue Sharing Arrangements	37
Shareholders and Voting Information		37
Outstanding Shares and Share Ownership		39
Financial Statements		40
Legal Matters		40
Other Matters		40
Appendix A	Form of Agreement and Plan of Reorganization	42
Appendix B	Financial Highlights of the Funds

INTRODUCTION
          This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of proxies to be used at the Meeting. The Board has designated July 30, 2010 as the record date for determining shareholders eligible to vote at the Meeting (the “Record Date”). All shareholders of record at the close of business on the Record Date are entitled to one vote for each share (and fractional votes for fractional shares) of beneficial interest of JHT held.
          JHT. JHT is a Massachusetts business trust that is a no-load open-end investment company, commonly known as a mutual fund, registered under the 1940 Act. JHT currently offers more than 100 separate series or funds (each a “fund”), including the Acquired and Acquiring Funds. JHT does not sell its shares directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts (“variable contracts”), certain entities affiliated with the insurance companies and other funds of JHT that operate as funds of funds.
          Investment Management. John Hancock Investment Management Services, LLC (“JHIMS” or the “Adviser”) serves as investment adviser to JHT and to the Acquired and Acquiring Funds. Pursuant to an investment advisory agreement with JHT dated May 1, 1999, as amended (the “Advisory Agreement”), JHIMS is responsible for, among other things, administering the business and affairs of JHT and selecting, contracting with, compensating and monitoring the performance of the investment subadvisers that manage the investment of the assets of the funds pursuant to subadvisory agreements with JHIMS. JHIMS and the subadvisers to the Acquired and Acquiring Funds are registered as investment advisers under the Investment Advisers Act of 1940, as amended.
          The Distributor. John Hancock Distributors, LLC (“JH Distributors”) serves as JHT’s distributor.
          The offices of JHIMS and JH Distributors are located at 601 Congress Street, Boston, Massachusetts 02210. Their ultimate parent entity is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the United States.
OVERVIEW OF THE REORGANIZATION
          At its meeting held on June 25, 2010, the Board, including all the Trustees who are not “interested persons” (as defined in the 1940 Act) of JHT or the Adviser (the “Independent Trustees”), approved the Plan providing for the reorganization of the Acquired Fund into the Acquiring Fund. The Reorganization contemplates: (i) the transfer of all the assets, subject to all of the liabilities, of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund; (ii) the distribution to shareholders of the Acquired Fund of the shares of the Acquiring Fund; and (iii) the liquidation and termination of the Acquired Fund.
          As a result of the Reorganization, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund. In the Reorganization, the Acquiring Fund will issue a number of shares with a total value equal to the total value of the net assets of the Acquired Fund, and each shareholder of the Acquired Fund will receive a number of full and fractional shares of the Acquiring Fund with a total value equal to the total value of that shareholder’s shares of the Acquired Fund, as of the close of regularly scheduled trading on the NYSE on the closing date of the Reorganization (the “Exchange Date”). Holders of shares of Series I, Series II and NAV share classes of the Acquired Fund will receive, respectively, Series I, Series II and NAV shares of the Acquiring Fund.
          The Board of Trustees of JHT (the “Board”) has unanimously approved the Reorganization and believes that it will benefit shareholders of the Acquired Fund. The Reorganization is intended to combine one JHT fixed-income fund into another that has a better performance record. The Acquired and Acquiring Funds have similar investment objectives and substantially similar principal strategies in that each invests at least 80% of net assets in fixed-income securities across a range of credit qualities, including foreign securities and high yield securities. In addition, the Acquiring Fund has outperformed the Acquired Fund, and has also outperformed its benchmark index, for the one-, three- and five-year periods ended December 31, 2009. The Acquiring Fund currently has higher advisory fee rates and overall expense ratios than the Acquired Fund; however, if the Reorganization is consummated, then, effective as of the closing of the Reorganization, the advisory fee rates of the Acquiring Fund will be reduced to match those of the Acquired Fund and the annual operating expenses of the Acquiring Fund will be expected to decrease to at least the levels of those of the Acquired Fund. The Acquiring Fund is also expected to have better prospects for growth and efficient management than the Acquired Fund. The factors that the Board considered in deciding to approve the Reorganization are set forth under “Information About the Reorganization — Board Consideration of the Reorganization.”
          The Reorganization is expected to qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). See “Information About the Reorganization — Federal Income Tax Consequences.”
          The purchase and redemption procedures followed with respect to the distribution of shares are the same for both funds, and the Reorganization will not result in any material change in these procedures. See “Additional Information About the Funds — Purchase and Redemption of Shares.”
          Shareholders of the Acquired Fund will not incur directly any fee in connection with the Reorganization. However, the expenses of the Reorganization will be allocated between the Acquired and Acquiring Funds on the basis of their relative net assets as of December 31, 2009, and shareholders of the Acquired Fund will bear indirectly the portion of these expenses that are allocated to the Acquired Fund. If the Reorganization is not consummated, the expenses of the Reorganization will be paid by the Adviser. In addition, the Acquired Fund is expected to dispose of approximately 100% of its portfolio securities in connection with the Reorganization and will thus incur brokerage commissions and other transaction costs, reducing the net asset value of its shares. The estimated expenses of the Reorganization are $66,400 (less than $0.01 per share) for the Acquired Fund and $65,400 (less than $0.01 per share) for the Acquiring Fund. The estimated portfolio transitioning costs for the Acquired Fund are $392,776 (approximately $0.01 per share).

PROPOSAL
APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
THE REORGANIZATION OF THE STRATEGIC BOND TRUST INTO
THE STRATEGIC INCOME OPPORTUNITIES TRUST
          Shareholders of the Strategic Bond Trust (the “Acquired Fund”) are being asked to approve the Reorganization providing for the reorganization of that fund into the Strategic Income Opportunities Trust (the “Acquiring Fund”). The funds are compared below.
Comparison of Acquired and Acquiring Funds
          As indicated in the chart below, the funds have similar investment objectives: the Acquired Fund seeks high total return consistent with preservation of capital, and the Acquiring Fund seeks to maximize total return. The funds also have substantially similar principal investment strategies in that both invest at least 80% of their net assets in fixed-income securities across a range of credit qualities, including foreign fixed-income securities and high yield securities (“junk bonds”). However, while the Acquired Fund may invest without limitation in high yield securities and up to 100% of its net assets in foreign securities, the Acquiring Fund may invest without limitation (up to 100% of its assets) in any one of the following three sectors: foreign government and corporate debt securities; U.S. government and agency securities; and domestic high yield and investment grade corporate bonds. The funds also differ in that the Acquiring Fund, but not the Acquired Fund, is expressly authorized to invest up to 10% of its net assets in domestic or foreign stocks. For a description of the debt security ratings referred to in the chart, see Appendix I of the SAI.
          The investment objective of each fund may be changed by the Board without shareholder approval.

Strategic Bond Trust	Strategic Income Opportunities Trust
(Acquired Fund)	(Acquiring Fund)

Approximate Net Assets as of 12/31/09:

$554,213,789*	$545,430,903*

*JHT’s Lifestyle Trusts plan to redeem approximately $375,678,000 million in assets from the fund prior to the Reorganization.	*JHT’s Lifestyle Trusts plan to redeem approximately $497,666,000 million in assets from the fund prior to the Reorganization.

Investment Adviser:

JHIMS

Investment Subadviser(s):

Western Asset Management Company (“WAMCO”) Western Asset Management Company Limited serves as sub-subadviser	MFC Global Investment Management (U.S.), LLC “(MFC Global (U.S.)”)

Investment Objectives:

To seek a high level of total return consistent with preservation of capital.	To seek to maximize total return consisting of current income and capital appreciation.

Principal Investment Strategies:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for	Under normal market conditions, the fund invests at least 80% of its assets in the following types of

Strategic Bond Trust	Strategic Income Opportunities Trust
(Acquired Fund)	(Acquiring Fund)

investment purposes) in fixed income securities.

The fund’s assets may be allocated among the following five sectors of the fixed income market:

•   U.S. government obligations,

•   investment grade domestic corporate fixed income securities,

•   below investment grade or non-investment grade high yield corporate fixed income securities,

•   mortgage-backed and asset-backed securities; and

•   investment grade and below investment grade or non-investment grade high yield international fixed income securities.

The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the subadviser. Below investment grade securities are commonly referred to as “junk bonds.”

The subadviser will determine the amount of assets to be allocated to each type of security based on its assessment of the maximum level of total return that can be achieved for the fund by investing in these securities without incurring undue risks to principal value. The allocation decisions are based on the subadviser’s analysis of current economic and market conditions and the relative risks and opportunities presented in these markets.

In making this determination, the subadviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security. The subadviser also relies on its own assessment of economic and market conditions on both a global and local (country) basis. The subadviser considers economic factors including current and projected levels of growth and inflation, balance of payment status and monetary policy. The allocation of assets to international debt securities is further influenced by current and expected currency relationships and political and sovereign factors. The fund’s assets may not always be allocated to the highest yielding securities if the subadviser believes that such investments would impair the fund’s ability to preserve shareholder capital. The subadviser will continuously review this allocation of assets and make such adjustments as it deems appropriate. The fund does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed income security.
securities, which may be denominated in U.S. dollars or foreign currencies:

•   foreign government and corporate debt securities from developed and emerging markets;

•   U.S. government and agency securities; and

•   domestic high-yield bonds and investment grade corporate bonds and currency instruments.

The fund may also invest in asset-backed securities and in preferred stock and other types of debt securities.

Although the fund may invest up to 10% of its total assets in securities rated as low as D (in default) by Standard & Poor’s or Moody’s Investors Service (and their unrated equivalents), it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund’s average maturity.

The fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the fund’s total assets will be invested in asset-backed securities rated less than A by both rating agencies.

In managing the fund, the subadviser allocates assets among the three major types of securities based on analysis of economic factors, such as projected international interest-rate movements, industry cycles and political trends. However, the subadviser may invest up to 100% of the fund’s assets in any one sector.

Within each type of security, the subadviser looks for investments that are appropriate for the overall fund in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. The fund may invest significantly in currency derivatives for both hedging and non-hedging purposes, including for purposes of enhancing returns. In addition, the fund may invest up to 10% of net assets in domestic or foreign stocks.

No more than 80% of the fund’s assets will consist of instruments denominated in non-U.S. currency.

In abnormal circumstances, the fund may temporarily

Strategic Bond Trust	Strategic Income Opportunities Trust
(Acquired Fund)	(Acquiring Fund)

The fund may invest without limitation in high yield domestic and foreign fixed income securities and up to 100% of the fund’s net assets may be invested in foreign securities. The subadviser has discretion to select the range of maturities of the various fixed income securities in which the fund invests. Such maturities may vary substantially from time to time depending on economic and market conditions.

The high yield sovereign fixed income securities in which the fund may invest are U.S. dollar-denominated and foreign currency-denominated fixed income securities issued or guaranteed by governments or governmental entities of developing and emerging countries. The subadviser expects that these countries will consist primarily of those countries which, at the time of investment, are represented in the JP Morgan EMBI Global Index or categorized by the World Bank, in its annual categorization, as middle or low-income.

Although the subadviser does not anticipate investing in excess of 75% of the fund’s net assets in domestic and developing country fixed income securities that are rated below investment grade, the fund may invest a greater percentage in such securities when, in the opinion of the subadviser, the yield available from such securities outweighs their additional risks. By investing a portion of the fund’s assets in securities rated below investment grade, as well as through investments in mortgage-backed securities and international debt securities, as described below, the subadviser seeks to provide investors with a higher yield than a high-quality domestic corporate bond fund with less risk than a fund that invests principally in securities rated below investment grade. Certain of the debt securities in which the fund may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody’s or S&P (i.e., rated “C” by Moody’s or “CCC” or lower by S&P).

In light of the risks associated with investing in high yield corporate and sovereign debt securities, the subadviser considers various factors in evaluating the credit worthiness of an issue. These factors will typically include:

Corporate Debt Securities

•   issuer’s financial condition;

•   issuer’s sensitivity to economic conditions and trends;
invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

Strategic Bond Trust	Strategic Income Opportunities Trust
(Acquired Fund)	(Acquiring Fund)

•   issuer’s operating history; and

•   experience and track record of the issuer’s management

Sovereign Debt Instruments

•   economic and political conditions within the issuer’s country;

•   issuer’s external and overall debt levels, and its ability to pay principal and interest when due;

•   issuer’s access to capital markets and other sources of funding; and

•   issuer’s debt service payment history.

The subadviser also reviews the ratings, if any, assigned to a security by any recognized rating agencies, although its judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The fund’s ability to achieve its investment objective may be more dependent on the subadviser’s credit analysis than would be the case if it invested in higher quality debt securities.

The fund may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Hedging and Other Strategies:
Each fund is authorized to use all of the various investment strategies referred to below under “Additional Information about the Funds — Risks of Investing in Certain Types of Securities — Hedging, Derivatives and Other Strategic Transactions Risk.” More complete descriptions of options, futures, currency and other derivative transactions are set forth in the SAI.
Temporary Defensive Investing:
In abnormal market conditions, each fund may take temporary defensive measures, such as holding large amounts of cash and cash equivalents that are inconsistent with its primary investment strategy. In taking those measures, the fund may not achieve its investment goals.
Fees and Expenses of the Funds
          This table describes the fees and expenses that you may pay if shares of the funds are held for your variable contract account. The fees and expenses are based on those incurred by the funds during the fiscal year ended December 31, 2009. The table also shows the Acquiring Fund pro forma expenses assuming that the Reorganization took place at the commencement of the fiscal year ended December 31, 2009. The fees and expenses below do not reflect the fees and expenses of any variable contract that may use JHT as its underlying investment medium and would be higher if they did.

          The fees and expenses shown below for the Acquiring Fund have been restated to reflect a reduction in the advisory fee rates for the Acquiring Fund that will take effect as of the closing of the Reorganization if the Reorganization is consummated. See “Investment Management Fees/Subadvisory Arrangements” below.
          The fees and expenses shown in the table do not reflect the planned redemptions of substantial assets from each fund by the Lifestyle Trusts prior to the Reorganization. If they did, the fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total
	Management	and Service	Other	Operating
Fund / Share Class	Fees	(12b-1)Fees	Expenses	Expenses
(1) Strategic Bond Trust (Acquired Fund)
Series I	0.67%	0.05%	0.05%	0.77%
Series II	0.67%	0.25%	0.05%	0.97%
NAV	0.67%	—	0.05%	0.72%

(2) Strategic Income Opportunities Trust (Acquiring Fund)
Series I	0.69%	0.05%	0.07% *	0.81%
Series II	0.69%	0.25%	0.07% *	1.01%
NAV*	0.69%	—	0.07% *	0.76%

(3) Strategic Income Opportunities Trust (Acquiring Fund)
(Pro forma combining (1) and (2))
Series I	0.66%	0.05%	0.06%	0.77%
Series II	0.66%	0.25%	0.06%	0.97%
NAV	0.66%	—	0.06%	0.72%

*	“Other Expenses” of the Acquiring Fund exclude certain one-time extraordinary expenses incurred in the prior fiscal year. Had these expenses been included, “Other Expenses” would have been 0.11%.
Examples. The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund / Share Class	One Year	Three Years	Five Years	Ten Years
(1) Strategic Bond Trust (Acquired Fund)
Series I	$79	$246	$428	$954
Series II	$99	$309	$536	$1,190
NAV	$74	$230	$401	$894
(2) Strategic Income Opportunities Trust (Acquiring Fund)
Series I	$83	$259	$450	$1,002
Series II	$103	$322	$558	$1,236
NAV	$78	$243	$422	$942
(3) Strategic Income Opportunities Trust (Acquiring Fund)
(Pro forma combining (1) and (2))
Series I	$79	$246	$428	$954
Series II	$99	$309	$536	$1,190
NAV	$74	$230	$401	$894

          Portfolio Turnover. Each of the funds pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the fund’s performance. During the fiscal year ended December 31, 2009, the Acquired Fund’s portfolio turnover rate was 111% of the average value of its portfolio, and the Acquiring Fund’s portfolio turnover rate was 87% of the average value of its portfolio.
Principal Risks of Investing in the Funds
          The net asset value (“NAV”) of each fund’s shares will go up and down, meaning that you could lose money on your investment in either fund. Because the funds have similar investment objectives and substantially similar principal investment strategies, as described above, they have similar risks. They also have some different risks. The principal risks of investing in the funds are:
Risks Applicable to Both Funds:
Active management risk. The subadviser’s investment strategy may fail to produce the intended result.
Changing distribution levels risk. The amount of the distributions paid by a fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support.
Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.
Emerging markets risk. The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.
Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.
Foreign securities risk. As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.
Hedging, derivatives and other strategic transactions risk. Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance).
Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.
Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.
Lower-rated fixed-income security risk. Lower-rated fixed-income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
Market developments risk. Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.
Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.
Additional Risk Applicable to the Acquired Fund:
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk and the risks of being a lender.
Additional Risks Applicable to the Acquiring Fund:
Equity securities risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Equity securities may include common, preferred and convertible preferred stocks and securities the values of which are tied to the prices of stocks, such as rights, warrants and convertible debt securities.
Industry or sector investing risk. Because the fund may focus on a single industry or sector of the economy, its performance may depend in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.
     These risks are more fully described below under “Additional Information About the Funds — Principal Risks of Investing in the Funds.” Additional information is also included in the SAI under “Risk Factors.”
Investment Management Fees/Subadvisory Arrangements
          Each of the Acquired and Acquiring Funds pays JHIMS a management fee that is computed separately for each fund and is accrued and paid daily. The fee is determined by applying the daily equivalent of an annual fee rate to the net assets of the fund. The annual fee rate is calculated each day by applying the annual percentage rates in the table below to the indicated portions of Aggregate Net Assets of the fund and dividing the sum so determined by Aggregate Net Assets. “Aggregate Net Assets” may include, in addition to the net assets of the fund, the net assets of one or more funds of John Hancock Funds II (“JHF II”) that are also advised by JHIMS and subadvised by the same subadviser as the fund.
          The annual percentage rates shown below for the Acquiring Fund reflect a reduction in the rates for the Acquiring Fund — from 0.725% to 0.700% of the first $500 million of Aggregate Net Assets — that will take effect as of the closing of the Reorganization if the Reorganization is consummated.

Investment Management Fees
(Rates Applied to Aggregate Net Assets)

Strategic Bond Trust (1) (Acquired Fund)	Strategic Income Opportunities Trust (2) (Acquiring Fund)

0.700% of the first $500 million; and 0.650% of the excess over $500 million.	0.700% of the first $500 million; and 0.650% of the excess over $500 million.

(1)	Aggregate Net Assets include the net assets of the fund and the JHF II Strategic Bond Fund. The JHF II Strategic Bond Fund is expected to be liquidated at or before the time of the Reorganization.

(2)	Aggregate Net Assets include the net assets of the fund and the JHF II Strategic Income Opportunities Fund.
          WAMCO and MFC Global (U.S.) serve as the subadvisers to, respectively, the Acquired and Acquiring Funds. Each receives for its services a subadvisory fee that is determined in a manner similar to that used for the fund’s advisory fees as described above. The subadvisory fees are paid by JHIMS and are not additional charges to the funds. Western Asset Management Company Limited is the sub-subadviser to the Acquired Fund and is paid for its services by WAMCO.
          The Reorganization will result in the transfer of the assets of the Acquired Fund, which is managed by a subadviser that is not affiliated with the Adviser, to the Acquiring Fund, which is managed by a subadviser that is affiliated with the Adviser. Consequently, the Reorganization may be expected to benefit the Adviser by increasing, with respect to such assets, the amount of advisory fees that are retained by the Adviser and its affiliates rather than paid to an unaffiliated subadviser.
          For additional information about the subadvisers and portfolio managers for the funds, see “Additional Information About the Funds — Subadvisers and Portfolio Managers.”
          A discussion of the basis of the Board’s most recent approval of advisory and subadvisory agreements for the Acquired and Acquiring Funds will be available in JHT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2010 which is expected to be mailed to shareholders on or about August 30, 2010. A discussion of the basis of the Board’s previous annual approval of advisory and subadvisory agreements for the Acquired and Acquiring Funds is available in JHT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2009.
Performance
          The following information provides some indication of the risks of investing in the funds by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes of a fund have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b-1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. Performance information below does not reflect fees and expenses of any variable contract that may use JHT as its underlying investment medium and would be lower if it did. Index returns under “Since Inception” are calculated from the month end closest to the inception date of the fund. Past performance is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns as of December 31 of each year
Strategic Bond Trust (Acquired Fund) (Series I shares)

7.38%	6.24%	8.96%	13.11%	6.66%	2.70%	6.97%	-0.07%	-16.08%	23.41%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: Q3 ’09, 10.23%					Worst Quarter: Q3 ’08, -7.23%
Strategic Income Opportunities Trust (Acquiring Fund) (Series I shares)

2.13%	4.13%	5.87%	-8.61%	26.66%
2005	2006	2007	2008	2009

Best Quarter: Q2 ’09, 9.61%					Worst Quarter: Q4 ’08, -6.39%
Average Annual Total Returns for periods ended December 31, 2009

	Share	One	Five	Ten	Since	Inception
Fund	Class	Year	Years	Years	Inception	Date of Class
Strategic Bond Trust (Acquired Fund)	Series I	23.41%	2.60%	5.48%	N/A	2/19/1993
	Series II	23.12%	2.39%	5.32%	N/A	1/28/2002
	NAV	23.44%	2.66%	5.51%	N/A	2/28/2005
Barclay’s Capital U.S. Aggregate Bond Index		5.93%	4.97%	6.33%	N/A
Strategic Income Opportunities Trust (Acquiring Fund)	Series I	26.66%	5.44%	N/A	6.38%	5/03/2004
	Series II	26.34%	5.20%	N/A	6.16%	5/03/2004
	NAV	26.77%	5.48%	N/A	6.42%	4/29/2005
Barclay’s Capital U.S. Aggregate Bond Index		5.93%	4.97%	N/A	5.16%

INFORMATION ABOUT THE REORGANIZATION
Agreement and Plan of Reorganization
          The following summary of the Plan is qualified in its entirety by reference to the form of the Plan attached to this Proxy Statement/Prospectus as Appendix A. The Plan provides that the Acquiring Fund will acquire all the assets, subject to all the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund. Subject to the satisfaction of the conditions described below, such acquisition will take place as of the close of regularly scheduled trading on the NYSE on November 5, 2010 or on such other date as may be determined by the officers of JHT (the “Exchange Date”). The net asset value per share of each class of shares of the Acquired and Acquiring Funds will be determined by dividing each fund’s assets, less liabilities, attributable to that share class, by the total number of outstanding shares of that class. The assets of each fund will be valued in accordance with the valuation practices of the funds which are the same for each fund. See “Additional Information About the Funds — Purchase and Redemption of Shares (Calculation of Net Asset Value)” below.
          The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder’s full and fractional shares of the Acquired Fund as of the close of regularly scheduled trading on the NYSE on the Exchange Date (the “Effective Time”). The Acquired Fund will liquidate and distribute pro rata to its shareholders of record as of the Effective Time the shares of the Acquiring Fund received by the Acquired Fund in the Reorganization. Holders of shares of Series I, Series II and NAV share classes of the Acquired Fund will receive, respectively, Series I, Series II and NAV shares of the Acquiring Fund. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of the Acquiring Fund in the names of the shareholders of the Acquired Fund, each account representing the respective pro rata number of shares of the Acquiring Fund due the shareholder. After such distribution, JHT will take all necessary steps under Massachusetts law, JHT’s Agreement and Declaration of Trust (the “Declaration of Trust”) and any other applicable law to effect a complete dissolution of the Acquired Fund.
          The consummation of the Reorganization is subject to the conditions set forth in the Plan, including that the affirmative vote of the holders of at least a Majority of the Outstanding Voting Securities (as defined under “Voting Information” below) of the Acquired Fund entitled to vote approve the Reorganization. The Plan may be terminated and the Reorganization abandoned at any time prior to the Effective Time, before or after approval by the shareholders of the Acquired Fund, by JHT on behalf of either or both of the funds if the Board or the officers of JHT determine that proceeding with the Reorganization is not in the best interests of either or both funds or their respective shareholders or contract owners. The Plan provides that JHT, on behalf of the Acquired or Acquiring Fund, may waive compliance with any of the covenants or conditions made therein for the benefit of that fund, except for certain conditions regarding the receipt of shareholder and regulatory approvals.
          Under the Plan, the expenses of the Reorganization will be allocated between the Acquired Fund and the Acquiring Fund on the basis of their relative net assets as of December 31, 2009. If the Reorganization is not consummated, the expenses of the Reorganization will be paid by the Adviser.
          If the Plan is not approved by shareholders of the Acquired Fund or is not consummated for any other reason, the Board will consider other possible courses of action. The Board, including all the Independent Trustees, recommends that shareholders approve the Plan under the Proposal.
Reasons for the Reorganization
          The Board of Trustees of JHT (the “Board”) has unanimously approved the Reorganization and believes that it will benefit shareholders of the Acquired Fund. The Reorganization is intended to combine one JHT fixed-income fund into another that has a better performance record. The Acquired and Acquiring Funds have similar investment objectives and substantially similar principal strategies in that each invests at least 80% of net assets in fixed-income securities across a range of credit qualities, including foreign securities and high yield securities. In addition, the Acquiring Fund has outperformed the Acquired Fund, and has also outperformed its benchmark index, for the one-, three- and five-year periods ended December 31, 2009. The Acquiring Fund currently has higher advisory fee rates and overall expense ratios than the Acquired Fund; however, if the Reorganization is consummated, then, as of the closing of the Reorganization, the advisory fee rates of the Acquiring Fund will be reduced to match those of the Acquired Fund and the annual operating expenses of the Acquiring Fund will be expected to decrease to at least the levels of those of the Acquired Fund. The Acquiring Fund is also expected to have better prospects for growth and efficient management than the Acquired Fund.
Board Consideration of the Reorganization
          On the recommendation of management, the Board, including the Independent Trustees, considered the Reorganization at its meeting held on June 25, 2010, and reviewed information and materials regarding the Reorganization presented or prepared by, among others, the Adviser. In its review of the Reorganization, the Board was assisted by legal counsel, and the Independent Trustees were assisted by independent legal counsel. In reaching its decision to recommend approval of the Reorganization, the Board concluded that the participation of the Acquired Fund and the Acquiring Fund in the Reorganization is in the best interests of each such fund, as well as in the best interests of shareholders of and contract owners whose contract values are determined by investment in shares of the Acquired Fund and the Acquiring Fund, and that the interests of existing shareholders and contract owners will not be diluted as a result of the Reorganization.
          In determining whether to approve the Reorganization and recommend its approval to shareholders of the Acquired Fund, the Board inquired into a number of matters and considered the following factors, among others: (1) the compatibility of the investment objectives, policies and risks of the Acquired and Acquiring Funds; (2) the comparative historical performance of the Acquired and Acquiring Funds; (3) any advantages to shareholders of the Acquired Fund of investing in a combined, post-Reorganization asset pool having the potential for greater diversification; (4) the prospects for growth, and for achieving economies of scale, of the combined Acquired and Acquiring Funds; (5) the expense ratios and available information regarding the fees and expenses of the Acquired and Acquiring Funds; (6) the investment experience, expertise and financial resources of, and the nature and quality of the services provided by, the subadviser to the Acquiring Fund; (7) the terms and conditions of the Reorganization and whether it would result in dilution of shareholder or contract owner interests; (8) any direct and indirect costs to be incurred by the Acquired and Acquiring Funds as a result of the Reorganization; (9) any direct or indirect benefits to the Adviser or its affiliates to be realized as a result of the Reorganization; (10) the tax consequences of the Reorganization; and (11) possible alternatives to the Reorganization.
          The Board’s decision to recommend approval of the Reorganization was based on a number of factors, including those set forth below. As indicated below, at its meeting held on June 25, 2010, the Board also approved a reduction in the advisory fee rates for the Strategic Income Opportunities Trust to take effect as of the closing of the Reorganization if the Reorganization is consummated.
1. The investment objectives of the Strategic Bond Trust and the Strategic Income Opportunities Trust are similar, and they also have substantially similar principal investment strategies in that both invest at least 80% of their net assets in fixed-income securities across a range of credit qualities, including foreign fixed-income securities and high yield securities; and the Reorganization may be expected to afford shareholders of the Strategic Bond Trust reasonable continuity in investment objectives;
2. MFC Global (U.S.) is the subadviser to the Strategic Income Opportunities Trust, and the Board is generally satisfied with management of this fund by MFC Global (U.S.);
3. The Strategic Income Opportunities Trust has outperformed the Strategic Bond Trust for the one-, three- and five-year periods ended December 31, 2009;
4. The Strategic Income Opportunities Trust has outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2009;
5. The Strategic Income Opportunities Trust currently has higher advisory fee rates and overall operating expenses than the Strategic Bond Trust; however, if the Reorganization is consummated, then, as of the closing of the Reorganization, the advisory fee rates of the Strategic Income Opportunities Trust will be reduced to match those of the Strategic Bond Trust and the annual operating expenses of the Strategic Income Opportunities Trust will be expected to decrease to at least the levels of those of the Strategic Bond Trust;
6. The Strategic Income Opportunities Trust is expected to have stronger prospects for growth and efficient management than the Strategic Bond Trust;
7. The Reorganization will not result in any dilution of shareholder or contract owner values; and
8. The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
Description of the Securities to Be Issued
          JHT has an unlimited number of authorized shares of beneficial interest. These authorized shares may be divided into series and classes thereof. The Declaration of Trust authorizes the Board, without shareholder approval, to issue shares in different series, to create new series, to name the rights and preferences of the shareholders of each of the series, to approve mergers of series (to the extent consistent with applicable laws and regulations) and to designate a class of shares of a series as a separate series.
          The Acquired and Acquiring Funds are separate series or funds of JHT. The shares of JHT may be issued in four classes: Series I, Series II, Series III and NAV shares. Not all JHT Funds are currently authorized to offer all classes of shares, and additional classes may be offered in the future. Currently, each of the Acquired and Acquiring Funds has Series I, Series II and NAV shares issued and outstanding. The Acquiring Fund will issue Series I, Series II and NAV shares in connection with the Reorganization. Each such share, when issued, will be fully paid and non-assessable and will have no preemptive rights. Series I, Series II and NAV shares may not be converted into shares of any other class.

          The Series I, Series II and NAV shares of the funds are the same except for differences in class expenses, including different Rule 12b-1 fees for the Series I and Series II shares (see “Additional Information About the Funds — Rule 12b-1 Fees” below) and, as described below, voting rights.
          All shares of each fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.
          Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective fund and upon liquidation in the net assets of the fund remaining after satisfaction of outstanding liabilities. Fractional shares have proportionate fractional rights to full shares. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets or accrued liabilities that are not clearly allocable to a particular fund will be allocated in the manner determined by the Board.
          The expenses of each fund are borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the fund attributable to shares of each class. Notwithstanding the foregoing, “class expenses” are allocated to each class. “Class expenses” for each fund include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which JHIMS as investment adviser to each fund determines are properly allocable to a particular class. JHIMS will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. JHIMS’ determination is subject to ratification or approval by the Board. The kinds of expenses that JHIMS may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees’ fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.
Federal Income Tax Consequences
          As a condition to the consummation of the Reorganization, JHT will have received the opinion of Dykema Gossett PLLC to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (1) the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code with respect to the Acquired Fund and the Acquiring Fund; (2) no gain or loss will be recognized by the Acquired Fund or the Acquiring Fund upon the transfer of all of the assets, subject to the liabilities, if any, of the Acquired Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund; (3) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of such Fund’s shares solely for shares of the Acquiring Fund; (4) the aggregate tax basis of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Acquired Fund held by the shareholder immediately prior to the Reorganization; (5) the holding period of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will include the holding period of the shares of the Acquired Fund held by the shareholder (provided the shares of the Acquired Fund were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; (6) the tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of those assets of the Acquired Fund immediately prior to the Reorganization; and (7) the holding period of the assets of the Acquired Fund acquired by the Acquiring Fund will include the holding period of those assets of the Acquired Fund immediately prior to the Reorganization.
          Neither JHT or the Acquired and Acquiring Funds have sought a tax ruling from the Internal Revenue Service (“IRS”), but each is acting in reliance upon the opinion of counsel discussed in the previous paragraph. The opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Contract owners should consult their own tax advisors concerning the potential tax consequences, including state and local income taxes.
          Capital Loss Carry Forward. As of December 31, 2009, the Acquired Fund had a capital loss carry forward of approximately $50,161,087. As of the Exchange Date, this capital loss carry forward could be greater or less. The amount of the Acquired Fund’s capital loss carry forward, if any, as of the Exchange Date may be available to the Acquiring Fund to offset its capital gains, although the amount of offsetting losses available in any given year may be limited. As a result of this limitation, the Acquiring Fund may not be able to use these losses as rapidly as the Acquired Fund might have, and part of these losses may not be useable at all. The ability of the Acquiring Fund to use the accumulated capital loss carry forward in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. After the Reorganization, the benefits of any capital loss carry forward of the Acquired Fund that are available to the Acquiring Fund will inure to the benefit of all of the shareholders of the Acquiring Fund.

CAPITALIZATION
          The following table shows as of December 31, 2009: (1) the capitalization of the Acquired Fund; (2) the capitalization of the Acquiring Fund; and (3) the pro forma combined capitalization of the Acquiring Fund as if the Reorganization had occurred as of that date, adjusted to reflect the expenses of the Reorganization which are being allocated between the Acquired Fund and the Acquiring Fund on the basis of their relative net assets as of December 31, 2009. The table does not show the actual numbers of shares of the Acquiring Fund to be issued in connection with the Reorganization which will depend upon the net asset value and number of shares outstanding of the Acquired and Acquiring Fund at the time of the Reorganization.
          The table below does not reflect the planned redemptions by the Lifestyle Trusts from the Acquired Fund and the Acquiring Fund of an aggregate of approximately $873,344,000 million in assets prior to the Reorganization.

			Net Asset
	Share		Value Per	Shares
Funds	Class	Net Assets	Share	Outstanding
(1) Strategic Bond Trust (Acquired Fund under Proposal 1)	—Series I	$94,312,121	$9.60	9,824,930
	—Series II	$78,104,815	$9.61	8,124,681
	—NAV	$381,796,853	$9.56	39,941,014
Total		$554,213,789		57,890,625

(2) Strategic Income Opportunities Trust (Acquiring Fund)	—Series I	$27,635,562	$13.31	2,076,821
	—Series II	$13,813,336	$13.33	1,036,179
	—NAV	$503,982,005	$13.29	37,929,999
Total		$545,430,903		41,042,999

Reduction in net assets to reflect the estimated expenses of the Reorganization and estimated portfolio transitioning costs, and decrease in outstanding shares relative to net asset value upon the Reorganization	—Series I	($81,453)	($0.01)	(2,744,991)
	—Series II	($66,367)	$0.00	(2,270,210)
	—NAV	($376,756)	($0.01)	(11,236,685)
Total		($524,576)		(16,251,886)

(3) Strategic Income Opportunities Trust (Acquiring Fund) (pro forma combining (1) and (2))	—Series I	$121,866,230	$13.31	9,156,760
	—Series II	$91,851,784	$13.33	6,890,650
	—NAV	$885,402,102	$13.29	66,634,328
Total		$1,099,120,116		82,681,738

ADDITIONAL INFORMATION ABOUT THE FUNDS
Principal Risks of Investing in the Funds
          The principal risks of investing in the Acquired and Acquiring Funds which are summarized above are further described below. The risks are described in alphabetical order and not in order of importance. Unless otherwise indicated below or in the fund descriptions above, the Acquired and Acquiring Funds may invest in all the types of securities described. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
Active management risk
          Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.
Convertible securities risk
          Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security, Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than its common stock. However, convertible securities fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation and typically are unrated or rated lower than such debt obligations.
Credit and counterparty risk
          This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an OTC derivatives contract (see “Hedging, derivatives and other strategic transactions risk” below) or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Banks (“FHLBs”), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.
          Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (“S&P”), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.
          In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.
Economic and market events risk
          Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship, the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. Government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.
          In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the funds.
Equity securities risk
          Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.
          The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.
          Value Investing Risk. Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.
          Growth Investing Risk. Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Fixed-income securities risk
          Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.
          Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.
          Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed-income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.
          Investment Grade Fixed-Income Securities in the Lowest Rating Category Risk. Investment grade fixed-income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.
          Lower Rated Fixed-Income Securities Risk and High Yield Securities Risk. Lower rated fixed- income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:
          Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
          Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
          Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
          Dependence on Subadviser’s Own Credit Analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.
          Additional Risks Regarding Lower Rated Corporate Fixed-Income Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

          Additional Risks Regarding Lower Rated Foreign Government Fixed-Income Securities. Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.
          Prepayment of principal. Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.
Foreign securities risk
          Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.
          In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.
          Currency Risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.
Hedging, derivatives and other strategic transactions risk
          The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.
          A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the SAI.
          The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.
          A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a fund utilizes hedging and other strategic transactions, it will be subject to the same risks.
High portfolio turnover risk
          A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs which must be borne directly by a fund. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.
Investment company securities risk
          A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.
Issuer risk
          An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.
Liquidity risk
          A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.
Medium and smaller company risk
          Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than the more widely-held securities. Medium and smaller companies may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.
Mortgage-backed and asset-backed securities risk
          Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a fund and not the purchase of shares of the fund.
          Mortgage-backed securities are issued by lenders such as mortgage banks, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.
          When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.
          When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.
          The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the fund.
          Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.
          Collateralized Mortgage Obligations. A fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.
          CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.
          The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so-called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher, which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
          Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.
Additional Information About the Funds’ Investment Policies
          Subject to certain restrictions and except as noted below or in the fund descriptions above, the Acquired and Acquiring Funds may use the following investment strategies and purchase the following types of securities.
Foreign Repurchase Agreements
          A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.
Illiquid Securities
          A fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.
Indexed/Structured Securities
          Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.
Lending of Fund Securities
          A fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund’s total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.
Loan Participations
          The Acquired Fund may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls
          The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.
          At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.
          The funds may only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.
Repurchase Agreements
          The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.
Reverse Repurchase Agreements
          The funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The funds will maintain on their records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.
U.S. Government Securities
          The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See “Credit and counterparty risk” for additional information on Fannie Mae and Freddie Mac securities.
Warrants
          The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.
When-Issued/Delayed-Delivery/Forward Commitment Securities
          A fund may purchase or sell debt or equity securities on a “when-issued,” delayed-delivery or “forward commitment” basis. These terms mean that the fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.
          These investment strategies and securities are described further in the SAI.
Subadvisers and Portfolio Managers
          Set forth below, alphabetically by subadviser, is information about the subadvisers and the portfolio managers for the Acquired and Acquiring Funds, including a brief summary of the portfolio managers’ business careers over the past five years. The SAI includes additional details about the funds’ portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.
          Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, a fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or increase the subadvisory fee of an affiliated subadviser without shareholder approval.
MFC Global Investment Management (U.S.) LLC (“MFC Global (U.S.)”)
          MFC Global (U.S.) was established in 1979 and is a Delaware limited liability company. Its principal offices are located at 101 Huntington Avenue, Boston, Massachusetts. MFC Global (U.S.) is an indirect, wholly-owned subsidiary of MFC which is based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers
Strategic Bond Trust	Daniel S. Janis, III
John F. Iles
Barry H. Evans
Thomas Goggins
          The MFC Global (U.S.) portfolio managers share responsibility for managing the fund.
•	Daniel S. Janis, III. Co-Manager; Vice President; he joined MFC Global (U.S.) in 1999. Mr. Janis has managed the fund since 2004.

•	John F. Iles. Co-Manager; Vice President; he joined MFC Global (U.S.) in 1999. Mr. Iles has managed the fund since 2004.

•	Barry H. Evans. Co-Manager; President; he joined MFC Global (U.S.) in 1986. Mr. Evans is Chief Investment Officer for Global Fixed Income and Country Head, U.S., as well as a member of the Senior Investment Policy Committee. He has managed the fund since 2004.

•	Thomas Goggins. Co-Manager; Senior Portfolio Manager; he joined MFC Global in 2009. He was previously Co-Founder and Director of Research at Fontana Capital (2005-2009). Mr. Goggins has managed the fund since 2009.
Western Asset Management Company (“WAMCO”)
          WAMCO is headquartered at 385 East Colorado Boulevard, Pasadena, California, 91101. Its sole business is managing fixed-income portfolios, an activity the firm has pursued for over 38 years. The firm’s clients include charitable, corporate, health care, insurance, mutual fund, public and union organizations, and client portfolios range across an equally wide variety of mandates, from money market to emerging markets.

          The WAMCO portfolio managers share responsibility for managing the fund.

Fund	Portfolio Managers
Strategic Income Opportunities Trust	Steven A. Walsh
S. Kenneth Leech
Michael C. Buchanan
Keith J. Gardner
Mark S. Lindbloom
•	Steven A. Walsh. Co-Manager; Chief Investment Officer of WAMCO since September 2008, previously served as WAMCO’s Deputy Chief Investment Officer; he joined WAMCO in 1991. Mr. Walsh has managed the fund since 2006.

•	S. Kenneth Leech. Co-Manager; Chief Investment Officer Emeritus of WAMCO since 2008, previously served as WAMCO’s Chief Investment Officer; he joined WAMCO in 1990. Mr. Leech has managed the fund since 2006.

•	Michael C. Buchanan. Co-Manager; Portfolio Manager, joined WAMCO in 2005. Prior to WAMCO, Mr. Buchanan worked for Credit Suisse Asset Management as Managing Director, Head of U.S. Credit Products, 2003-2005. Mr. Buchanan has managed the fund since 2006.

•	Keith J. Gardner. Co-Manager; Portfolio Manager/Research Analyst, joined WAMCO in 1994. Mr. Gardner has managed the fund since 2006.

•	Mark S. Lindbloom. Co-Manager; Portfolio Manager, joined WAMCO in 2006. Mr. Lindbloom previously worked as a portfolio manager for Citigroup Asset Management (1986-2005). He has managed the fund since 2006
Rule 12b-1 Fees
          JHT has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the Series I and Series II shares of each of the funds. NAV shares are not subject to Rule 12b-1 fees.
          Series I shares of the Acquired and Acquiring Funds are subject to a Rule 12b-1 fee of 0.05% of Series I share average daily net assets, and Series II shares of the Acquired and Acquiring Funds are subject to a Rule 12b-1 fee of 0.25% of Series II share average daily net assets. Subject to approval by the Board, such fees may be increased to a maximum of 0.15% for Series I shares and 0.35% for Series II shares.
          Rule 12b-1 fees will be paid to JH Distributors or any successor thereto (the “Distributor”). To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:
          (i) for any expenses relating to the distribution of the shares of the class,
          (ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and
          (iii) for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority.
          Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHT’s investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

          Rule 12b-1 fees are paid out of a fund’s assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a fund and may, over time, be greater than other types of sales charges.
Compensation of Financial Intermediaries
          The funds of JHT, including the Acquired and Acquiring Funds, are not sold directly to the general public but instead are offered as underlying investment options for variable insurance contracts. The distributors of these contracts, the insurance companies that issue the contracts and their related companies may pay compensation to broker-dealers and other intermediaries for distribution and other services and may enter into revenue sharing arrangements with certain intermediaries. The source of funds for these payments to intermediaries may be the fees paid by the funds under their agreements with insurance and related companies for management, distribution and other services. Payments by insurance and related companies to intermediaries may create a conflict of interest by influencing them and their salespersons to recommend such contracts over other investments. Ask your salesperson or visit your financial intermediary’s Web site for more information. In addition, payments by the funds to insurance and related companies may be a factor that an insurance company considers in including the funds as underlying investment options in variable insurance contracts. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.
Dividends and Distributions
          The dividends and distributions procedures with respect to the Acquired and Acquiring Funds are the same. JHT intends to declare as dividends substantially all of the net investment income, if any, of each fund. Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that fund or paid in cash.
Purchase and Redemption of Shares
          Shares of each fund are offered continuously, without sales charge, at a price equal to their net asset value per share (NAV). The distributor is JH Distributors. Shares of each fund are sold and redeemed at their NAV next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by JHT. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:
•	trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;

•	an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or

•	the SEC by order so permits for the protection of security holders of JHT.
Calculation of NAV
          The NAV of the shares of each fund is determined once daily as of the close of day-time trading of the NYSE, Monday through Friday, except that no determination is required on:
     (i) days on which changes in the value of such fund’s portfolio securities will not materially affect the current NAV of the shares of the fund,
     (ii) days during which no shares of such fund are tendered for redemption and no order to purchase or sell such shares is received by JHT, or
     (iii) the following business holidays or the days on which such holidays are observed by the NYSE: New Year’s Day, Martin Luther King, Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

          The NAVs per share of all funds are computed by:
     (i) adding the sum of the value of the securities held by each fund plus any cash or other assets it holds,
     (ii) subtracting all its liabilities, and
     (iii) dividing the result by the total number of shares outstanding of that fund at such time.
Valuation of Securities
          Securities held by a fund (except debt instruments with remaining maturities of 60 days or less) are valued at their market value if market quotations are readily available. Otherwise, fund portfolio securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to JHT’s Pricing Committee, and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees. Shares of other open-end investment companies held by a fund are valued at NAV. Debt instruments with remaining maturities of 60 days or less are valued at amortized cost.
          Generally, trading (i) in foreign securities; (ii) U.S. government securities; and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the NYSE. The values of such securities used in computing a fund’s NAV are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.
          In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including:
     in the case of foreign securities:
•	developments in foreign markets,

•	the performance of U.S. securities markets,

•	the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities, and

•	the fact that JHT is calculating its NAV for its portfolios when a particular foreign market is closed.
          In view of these factors, it is likely that funds investing significant amount of assets in securities in foreign markets will be fair valued more frequently than funds investing significant amount of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.
     in the case of fixed income securities:
•	actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets.
     in the case of all securities:
•	political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded,

•	announcements concerning matters such as trading suspensions, acquisitions, recapitalizations, or litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and

•	events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).
          Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the value of the fund’s portfolio securities as of the close of the NYSE (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a fund’s assets that is invested in another open-end investment company, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.
          If a fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares, the NAV of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.
Disruptive Short-Term Trading
          None of the funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities, which may increase portfolio transaction costs, disrupt management of a fund (affecting a subadviser’s ability to effectively manage a fund in accordance with its investment objective and policies) and dilute the interest in a fund held for long-term investment (“Disruptive Short-Term Trading”).
          The Board has adopted procedures to deter Disruptive Short-Term Trading, and JHT seeks to deter and prevent such trading through several methods:
          First, to the extent that there is a delay between a change in the value of a fund’s holdings, and the time when that change is reflected in the NAV of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. JHT seeks to deter and prevent this activity, sometimes referred to as “market timing” or “stale price arbitrage,” by the appropriate use of “fair value” pricing of the funds’ portfolio securities. See “Purchases and Redemption of Shares” above for further information on fair value pricing.
          Second, management of JHT will monitor purchases and redemptions of JHT shares either directly or through procedures adopted by the affiliated insurance companies that use JHT as their underlying investment vehicle. If management of JHT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a fund held for long-term investment, i.e., Disruptive Short-Term Trading, JHT may impose restrictions on such trading as described below.
          Pursuant to Rule 22c-2 under the 1940 Act, JHT and each insurance company that uses JHT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHT; (ii) furnish JHT, upon its request, with information regarding contract holder trading activities in shares of JHT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHT, to cease to accept trading instructions from the financial intermediary for the contract holder.
          Investors in JHT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading and that the ability to restrict Disruptive Short-Term Trading and the restrictions on Trading may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of fund shares by multiple investors are aggregated for presentation to a fund on a net basis, inherently make it more difficult for JHT to identify short-term transactions in a fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHT is unsuccessful in restricting Disruptive Short-Term Trading, the affected funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser’s ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.
          Market timers may target funds with the following types of investments:
          1. funds with significant investments in foreign securities traded on markets that close before the fund determines its NAV;
          2. funds with significant investments in high yield securities that are infrequently traded; and
          3. funds with significant investments in small cap securities.
          Market timers may also target funds with other types of investments for frequent trading of shares.
Tax Matters
           The following is a summary of some important tax issues that affect JHT and the funds. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). You should not consider this to be a detailed description of the tax treatment of JHT or the funds. More information about taxes is located in the SAI under the heading— “Additional Information Concerning Taxes”. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes and their impact on your personal tax liability.
Qualification as a Regulated Investment Company; Diversification Requirements Applicable to Insurance Company Separate Accounts
          JHT intends to take the steps necessary to qualify each fund as a regulated investment company under Subchapter M of the Code and believes that each fund will so qualify. As a result of qualifying as a regulated investment company, each fund will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income and 90% of its net tax exempt interest income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.
          Because JHT complies with the ownership restrictions of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any fund in which it invests, provided that the fund qualifies as a regulated investment company. Therefore, each fund intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.
          If a fund failed to qualify as a regulated investment company, owners of contracts based on the fund:
•	would be treated as owning shares of the fund (rather than their proportionate share of the assets of such fund) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

•	the fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

          In addition, if a fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the fund might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that each fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a fund, since to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.
Tax-Qualified and Non-Qualified Contracts
          Certain of MFC’s life insurance subsidiaries (the “Insurance Companies”) are taxed as life insurance companies. Under current tax law rules, they include the investment income (exclusive of capital gains) of the separate accounts in their taxable income and take deductions for investment income credited to their “policyholder reserves.” They are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. The Insurance Companies do not currently charge the separate accounts for any resulting income tax costs, other than a “DAC tax charge” they impose against certain life insurance separate accounts to compensate them for the finance costs attributable to the acceleration of their income tax liabilities by reason of a “DAC tax adjustment.” They also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the funds. These benefits can be material. They do not pass these benefits through to the separate accounts, principally because: (i) the deductions and credits are allowed to the Insurance Companies and not the contract holders under applicable tax law; and (ii) the deductions and credits do not represent investment return on the separate account assets that is passed through to contract holders.
          The Insurance Companies’ contracts permit the Insurance Companies to deduct a charge for any taxes they incur that are attributable to the operation or existence of the contracts or the separate accounts. Currently, the Insurance Companies do not anticipate making any specific charge for such taxes other than the DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, the Insurance Companies reserve the right to make a charge in the future.
          Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in JHT, including the application of state and local taxes.
Foreign Investments
          When investing in foreign securities or currencies, a fund may incur withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a fund of JHT.
Tax Implications for Insurance Contracts With Investments Allocated to JHT
          For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a fund of JHT, please refer to the prospectus for the contract.
          The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See “Additional Information Concerning Taxes” in the SAI for additional information on taxes.
Policy Regarding Disclosure of Fund Portfolio Holdings
          The SAI contains a description of JHT’s policies and procedures regarding disclosure of fund portfolio holdings. (See “Procedures Regarding Disclosure of Trust Portfolio Holdings”).

Broker Compensation and Revenue Sharing Arrangements
          Insurance companies and their SEC-registered separate accounts may use JHT as an underlying investment medium for their variable annuity contracts and variable life insurance policies (“Variable Products”). Distributors of such variable products pay compensation to authorized broker-dealers for the sale of the contracts and policies. These distributors may also pay additional compensation to, and enter into revenue sharing arrangements with, certain authorized broker-dealers. For a description of these compensation and revenue sharing arrangements, see the prospectuses and statements of additional information of the Variable Products. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.
          John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the “John Hancock Insurance Companies”) and certain of their separate accounts that are exempt from SEC registration may use Series I shares of JHT as an underlying investment medium for exempt group annuity contracts (“Group Contracts”) issued to certain qualified retirement plans (the “Plans”). The John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators (“TPAs”) for the services they provide in connection with the administration of the Plans. To the extent the John Hancock Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHT understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. JHT also understands that, in the case of Group Contracts issued by the John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.
SHAREHOLDERS AND VOTING INFORMATION
Shareholders of JHT
          JHT does not sell its shares directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable contracts issued by such companies, certain entities affiliated with the insurance companies and those funds of JHT that operate as funds of funds and invest in other JHT funds (the “Funds of Funds”). Only shares of a particular fund are entitled to vote on matters that affect only the interests of that fund.
          As of the Record Date, shares of JHT were legally owned by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”), John Hancock Life Insurance Company of New York (“John Hancock NY”) (collectively, the “Insurance Companies”) and the Funds of Funds. (Effective January 1, 2010, John Hancock USA succeeded by merger to the business of John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company).
          The Insurance Companies hold shares principally in their separate accounts. They may also hold shares directly. An Insurance Company may legally own in the aggregate more than 25% of the shares of a fund. For purposes of the 1940 Act, any person who owns “beneficially” more than 25% of the outstanding shares of a fund is presumed to “control” the fund. Shares are generally deemed to be beneficially owned by a person who has the power to vote or dispose of the shares. An Insurance Company has no power to exercise any discretion in voting or disposing of any of the shares that it legally owns, except that it may have the power to dispose of shares that it holds directly. Consequently, an Insurance Company would be presumed to control a fund only if it holds directly for its own account, and has the power to dispose of, more than 25% of the shares of the fund. The Funds of Funds, individually or collectively, may hold more than 25% of the shares of an Underlying Fund. As currently operated, the Funds of Funds have no power to exercise any discretion in voting these shares, and the power to dispose of the shares resides not with the Funds of Funds or with JHT but rather with the subadviser to each Fund of Funds as a result of its advisory arrangements. Under these circumstances, JHT does not view a Fund of Funds as being the beneficial owner of shares of Underlying Funds for purposes of the 1940 Act presumption of control. See “Solicitation of Proxies and Voting Instructions” below.

          John Hancock USA is a stock life insurance company existing under the laws of Michigan and having its principal address at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. John Hancock NY is a stock life insurance company organized under the laws of New York and having its principal address at 100 Summit Lake Drive, Second Floor, Valhalla, NY 10595. Each of John Hancock USA and John Hancock NY is a wholly-owned subsidiary of The Manufacturers Life Insurance Company (“Manulife”), a Canadian stock life insurance company. The ultimate parent entity of Manulife is Manulife Financial Corporation (“MFC”), the holding company of Manulife and its subsidiaries, collectively known as “Manulife Financial.” The principal offices of MFC are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.
          The number of votes eligible to be cast at the Meeting or outstanding with respect to each fund, the percentage ownership of the outstanding shares of each fund by each of the Insurance Companies and by the Funds of Funds, and other share ownership information, as of the Record Date, are set forth below under “Outstanding Shares and Share Ownership.”
Voting Procedures
          Proxies may be revoked at any time prior to the voting of the shares represented thereby by: (i) mailing written instructions addressed to the Secretary of JHT at 601 Congress Street, Boston, Massachusetts 02210; or (ii) signing and returning a new proxy, in each case if received by JHT by September 27, 2010. All valid proxies will be voted in accordance with specifications thereon, or in the absence of specifications, for approval of the Proposal.
          Quorum; Definition of a Majority of Outstanding Voting Securities. Shareholders of record at the close of business on the Record Date will be entitled to vote at the Meeting or any adjournment of the Meeting. The holders of 30% of the outstanding shares of JHT (or of a fund or class of shares of a fund, as applicable) at the close of business on that date present in person or by proxy will constitute a quorum for the Meeting. A Majority of the Outstanding Voting Securities (defined below) of JHT (or of a fund or class of shares of a fund, as applicable) is required to approve a proposal. As used in this Proxy Statement/Prospectus, the vote of a “Majority of the Outstanding Voting Securities” means the affirmative vote of the lesser of:
          (1) 67% or more of the voting securities of a fund present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present in person or by proxy; or
          (2) more than 50% of the outstanding voting securities of the fund.
          Shareholders are entitled to one vote for each Series I, Series II and NAV share held and fractional votes for fractional shares held. No shares have cumulative voting rights.
          In the event the necessary quorum to transact business or the vote required to approve a proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting with respect to one or more proposals in accordance with applicable law to permit further solicitation of proxies. Any adjournment of the Meeting generally will require the affirmative vote of the holders of a majority of JHT’s shares cast at the Meeting, and any adjournment with respect to a proposal will require the affirmative vote of the holders of a majority of the shares entitled to vote on the proposal cast at the Meeting. The persons named as proxies will vote for or against any adjournment in their discretion.
          Abstentions. Abstentions are counted as shares eligible to vote at the Meeting in determining whether a quorum is present, but do not count as votes cast with respect to a proposal. Under the 1940 Act, the affirmative vote necessary to approve a matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions as if they were votes against a proposal.
          Cost of Preparation and Distribution of Proxy Materials. The costs of the preparation of these proxy materials and their distribution will be borne by the Acquired Fund and the Acquiring Fund on a relative net asset basis. In addition to the solicitation of proxies by the use of the mails, proxies may be solicited by officers and employees of JHT, the Adviser or its agents or affiliates, personally or by telephone. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting materials to their principals and to obtain authorization for the execution of proxies. For those services, they will be reimbursed by the Adviser for their out-of-pocket expenses.
          Fund Voting. Shares of the Acquired Fund will vote in the aggregate and not by class of shares, with respect to the Proposal.
          Solicitation of Proxies and Voting Instructions
          JHT is soliciting proxies from the shareholders of the Acquired Fund, including the Insurance Companies, which have the right to vote upon matters that may be voted upon at a special shareholders’ meeting. The Insurance Companies will furnish this Proxy Statement/Prospectus to the owners of variable contracts participating in their separate accounts which are registered with the SEC under the 1940 Act (“Registered Accounts”) and that hold shares of the Acquired Fund to be voted at the Meeting and will solicit voting instructions from those contract owners.
          Each Insurance Company will vote shares of the Acquired Fund held in its Registered Accounts: (i) for which timely voting instructions are received from contract owners, in accordance with such instructions; and (ii) for which no voting instructions are timely received, in the same proportion as the instructions received from contract owners participating in all its Registered Accounts. The Insurance Companies will vote all other shares of the Acquired Fund held by them in the same proportion as the voting instructions timely received by all the Insurance Companies from contract owners participating in all their Registered Accounts. In addition, JHT will vote shares of the Acquired Fund held by a Fund of Funds in the same proportion as the voting instructions timely received by all the Insurance Companies from contract owners participating in all their Registered Accounts that invest in the Acquired Fund. The effect of proportional voting as described above is that a small number of contract owners can determine the outcome of the voting.
OUTSTANDING SHARES AND SHARE OWNERSHIP
Acquired Fund
          As of the Record Date, the number of votes eligible to be cast at the Meeting with respect to the Series I, Series II and NAV shares of the Acquired Fund, and the percentage ownership thereof by John Hancock USA, John Hancock NY and collectively by the Funds of Funds are set forth below:

			Percentage of	Percentage of	Percentage of
	Share	Number of	Shares held by	Shares held by	Shares held by
Acquired Fund	Class	Eligible Votes	JH USA	JH NY	Funds of Funds*

Strategic Bond Trust	Series I
Series II
NAV

*	Represents the aggregate percentage ownership of the Funds of Funds.
          As of the Record Date, to the knowledge of JHT, no record owner of one or more variable contracts had voting authority with respect to 5% or more of the outstanding shares of any class of the Acquired Fund.
          As of the Record Date, Trustees and officers of JHT, in the aggregate, beneficially owned or had the right to provide voting instructions for less than 1% of the outstanding shares of any class of the Acquired Fund.
Acquiring Fund
          As of the Record Date, the number of shares outstanding with respect to the Series I, Series II and NAV shares of the Acquiring Fund, and the percentage ownership thereof by each of John Hancock USA, John Hancock NY and collectively by the Funds of Funds are set forth below:

		Number of	Percentage of	Percentage of	Percentage of
	Share	Outstanding	Shares held by	Shares held by	Shares held by
Acquiring Fund	Class	Shares	JH USA.	JH NY	Funds of Funds*

Strategic Income	Series I
Opportunities Trust	Series II
NAV

*	Represents the aggregate percentage ownership of the Funds of Funds.
          As of the Record Date, to the knowledge of JHT, no record owner of one or more variable contracts had voting authority with respect to 5% or more of the outstanding shares of any class of the Acquiring Fund.
          As of the Record Date, Trustees and officers of JHT, in the aggregate, beneficially owned or had the right to provide voting instructions for less than 1% of the outstanding shares of any class of the Acquiring Fund.
FINANCIAL STATEMENTS
          The financial statements of JHT included in its Annual Report to Shareholders for the fiscal year ended December 31, 2009 have been audited by PricewaterhouseCoopers LLP. These financial statements have been incorporated by reference into the SAI insofar as they relate to the Acquired and Acquiring Funds. The financial highlights of the Acquired and Acquiring Funds as of December 31, 2009 are included in Appendix B to this Proxy Statement/Prospectus.
          JHT will furnish, without charge, a copy of its Annual Report for the fiscal year ended December 31, 2009, as well copies of its Prospectus and Statement of Additional Information, each dated May 3, 2010, to any shareholder or contract owner upon request. JHT’s Semi-Annual Report for the six-month period ended June 30, 2010 is expected to be mailed to shareholders on or about August 30, 2010. To obtain a report or other document, please contact JHT by calling 1-800-344-1029 or by writing to JHT at 601 Congress Street, Boston, Massachusetts 02210, Attn.: Charles Rizzo.
LEGAL MATTERS
          Certain matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Betsy Anne Seel, Esq., Assistant Vice President and Senior Counsel, U.S. Operations Law Department, John Hancock. Certain tax consequences of the Reorganization will be passed upon by Dykema Gossett PLLC, 400 Renaissance Center, Detroit, Michigan 48243.
OTHER MATTERS
          The Board does not know of any matters to be presented at the Meeting other than those mentioned in this Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted in accordance with the best judgment of the person or persons voting the proxies.
          JHT is not required to hold annual meetings of shareholders and, therefore, it cannot be determined when the next meeting of shareholders will be held. Shareholder proposals to be presented at any future meeting of shareholders of JHT must be received by JHT a reasonable time before JHT’s solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.
BY ORDER OF THE BOARD OF TRUSTEES

August 16, 2010
Boston, Massachusetts
          It is important that proxies be returned promptly. Therefore, shareholders who do not expect to attend the Meeting in person are urged to complete, sign and date the proxy card and return it in the enclosed envelope.

Appendix A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
          THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is made this ___ day of ________, 2010, by John Hancock Trust (“JHT”), a Massachusetts business trust, on behalf of the Strategic Bond Trust (the “Acquired Fund”) and the Strategic Income Opportunities Trust (the “Acquiring Fund”), each of which is a separate series or portfolio of JHT, and, for purposes of Section 9 of the Plan only, by John Hancock Investment Management Services, LLC (“JHIMS”), the investment adviser to JHT.
          WHEREAS, JHT intends to provide for the reorganization of the Acquired Fund through the acquisition by the Acquiring Fund of all or substantially all of the assets, subject to all of the liabilities, of the Acquired Fund in exchange for Series I, Series II and NAV voting shares of beneficial interest, par value $.01 per share, of the Acquiring Fund (the “Acquiring Fund Shares”), the liquidation of the Acquired Fund and the distribution to Acquired Fund shareholders of the Acquiring Fund Shares (the “Reorganization”); and
          WHEREAS, the Board of Trustees of JHT has determined that the transfer of all or substantially all of the assets and all of the liabilities of the Acquired Fund to the Acquiring Fund is in the best interests of each such Fund, as well as the best interests of shareholders and owners of variable life and annuity contracts funded by shares of such Funds (“contract owners”), and that the interests of existing shareholders and contract owners will not be diluted as a result of the Reorganization;
          NOW, THEREFORE, in consideration of the mutual promises herein contained, JHT on behalf of, respectively, the Acquired Fund and the Acquiring Fund, hereto agrees as follows:
1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND
(a) Plan of Reorganization.
(i) JHT on behalf of the Acquired Fund, will convey, transfer and deliver to the Acquiring Fund all of the then existing assets of the Acquired Fund (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, JHT on behalf of the Acquiring Fund will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Acquired Fund and (B) issue and deliver to the Acquired Fund that number of full and fractional Series I, Series II and NAV shares of the Acquiring Fund as determined in Section 1(c) hereof. Any Series I, Series II and NAV shares of capital stock, par value $.01 per share, of the Acquired Fund (“Acquired Fund Shares”) held in the treasury of JHT at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b)(i) hereof (the “Exchange Date”). All computations for the Acquired Fund and the Acquiring Fund shall be performed by State Street Bank and Trust Company (the “Custodian”), as custodian and pricing agent for the Acquired Fund and the Acquiring Fund. The determination of the Custodian shall be conclusive and binding on all parties in interest.
(ii) As of the Effective Time of the Reorganization, the Acquired Fund will liquidate and distribute pro rata to its shareholders of record (“Acquired Fund shareholders”) as of the Effective Time of the Reorganization the Acquiring Fund Shares received by the Acquired Fund pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Acquired Fund held by the Acquired Fund shareholders. The holders of Series I, Series II and NAV shares of the Acquired Fund, will receive, respectively, Series I, Series II and NAV shares of the Acquiring Fund. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro-rata number of the Acquiring Fund Shares due such shareholders. The Acquiring Fund will not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

(iii) As soon as practicable after the Effective Time of the Reorganization, JHT shall take all the necessary steps under Massachusetts law, JHT’s Agreement and Declaration of Trust (the “Declaration of Trust”) and any other applicable law to effect a complete dissolution of the Acquired Fund.
(b) Exchange Date and Effective Time of the Reorganization.
(i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) (the “Effective Time of the Reorganization”) on the November 5, 2010 or such other date as any one or more of the officers of JHT, without further action of the Board of Trustees of JHT, may determine (the “Exchange Date”).
(ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.
(iii) In the event that on the proposed Exchange Date (A) the NYSE shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
(iv) On the Exchange Date, portfolio securities of the Acquired Fund shall be transferred by the Custodian to the account of the Acquiring Fund duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.
(c) Valuation.
(i) The net asset value per share of the Series I, Series II and NAV shares of the Acquiring Fund and the net value of the assets of the Acquired Fund to be transferred in exchange for such Series I, Series II and NAV shares shall be determined as of the Effective Time of the Reorganization. The net asset value per share of the Series I, Series II and NAV shares of the Acquiring Fund shall be computed by the Custodian in the manner set forth in JHT’s Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Acquired Fund to be transferred shall be computed by the Custodian by calculating the value of the assets of the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Fund, said assets and liabilities to be valued in the manner set forth in JHT’s Declaration of Trust or By-laws and then current prospectus and statement of additional information.
(ii) The number of Series I, Series II and NAV shares of the Acquiring Fund to be issued (including fractional shares, if any) by the Acquiring Fund in exchange for the Acquired Fund’s assets shall be determined by dividing the net value of the assets of the Acquired Fund attributable to shares of each class and to be transferred by the net asset value per share of the corresponding Series I, Series II and NAV shares of the Acquiring Fund, both as determined in accordance with Section 1(c)(i).
(iii) All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Fund and the Acquired Fund.
2. REPRESENTATIONS AND WARRANTIES OF JHT ON BEHALF OF THE ACQUIRING FUND
JHT on behalf of the Acquiring Fund represents and warrants as follows:
(a) Organization, Existence, etc. JHT is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Fund is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquiring Fund and JHT has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.
(b) Registration as Investment Company. JHT is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.
(c) Current Offering Documents. The current prospectus of JHT dated May 3, 2010, as supplemented, and the current statement of additional information of JHT dated May 3, 2010, as supplemented, and as each may be further supplemented or amended, included in JHT’s registration statement on Form N-1A filed with the Securities and Exchange Commission (“Commission”), comply in all material respects with the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
(d) Capitalization. JHT has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. All of the outstanding shares of JHT have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in JHT’s prospectus and recognizing that under Massachusetts law, shareholders of a Fund of JHT could, under certain circumstances, be held personally liable for the obligations of such Fund). All of the issued and outstanding shares of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.
(e) Financial Statements. The Financial Statements of the Acquiring Fund for: (i) the fiscal year ended December 31, 2009, which have been audited by the independent registered public accounting firm retained by JHT; and the six-month period ended June 30, 2010, in each case fairly present the financial position of the Acquiring Fund as of the dates thereof and its results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles (“GAAP”).
(f) Shares to be Issued Upon Reorganization. The Acquiring Fund Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable (except as disclosed in the Acquiring Fund’s prospectus and recognizing that under Massachusetts law, shareholders of a Fund of JHT could, under certain circumstances, be held personally liable for the obligations of such Fund).
(g) Authority Relative to this Plan. JHT, on behalf of the Acquiring Fund, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by JHT’s Board of Trustees and no other proceedings by JHT other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. JHT is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.
(h) Liabilities. There are no liabilities of the Acquiring Fund, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Fund’s Financial Statements and liabilities incurred in the ordinary course of business subsequent to June 30, 2010 or otherwise previously disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Fund.
(i) No Material Adverse Change. Since June 30, 2010, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Fund, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).
(j) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of JHT, threatened which would adversely affect the Acquiring Fund’s assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Fund and, to the knowledge of JHT, there are no regulatory investigations of the Acquiring Fund, pending or threatened, other than routine inspections and audits.
(k) Contracts. No default exists under any material contract or other commitment on behalf of the Acquiring Fund to which JHT is subject.
(l) Taxes. All federal and other income tax returns of the Acquiring Fund required to be filed by JHT have been filed for all taxable years to and including December 31, 2009, and all taxes payable pursuant to such returns have been paid. To the knowledge of JHT, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Fund have been paid so far as due. The Acquiring Fund currently is, at all times since its inception has been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and Treas. Reg. Section 1.817-5, as if those provisions applied directly to the Acquiring Fund, relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquiring Fund’s shares are (and since its inception have been) held only by (a) insurance company “segregated asset accounts” within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect. The Acquiring Fund is, and at all times since its inception has been, qualified as a “regulated investment company” under subchapter M of the Code.
(m) No Approvals Required. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Fund’s shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Fund of the Reorganization, except such as have been obtained as of the date hereof.
3. REPRESENTATIONS AND WARRANTIES OF JHT ON BEHALF OF THE ACQUIRED FUND
JHT on behalf of the Acquired Fund represents and warrants as follows:
(a) Organization, Existence, etc. JHT is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquired Fund is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquired Fund and JHT has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.
(b) Registration as Investment Company. JHT is registered under the Act as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.
(c) Current Offering Documents. The current prospectus of JHT dated May 3, 2010, as supplemented, and the current statement of additional information of JHT dated May 3, 2010, as supplemented, and as each may be further supplemented or amended, included in JHT’s registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
(d) Capitalization. JHT has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. All of the outstanding shares of JHT have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in JHT’s prospectus and recognizing that under Massachusetts law, shareholders of a Fund of JHT could, under certain circumstances, be held personally liable for the obligations of such Fund). All such shares of the Acquired Fund will, at the Effective Time of the Reorganization, be held by the shareholders of record of the Acquired Fund as set forth on the books and records of JHT in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Fund for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Acquired Fund shares, and the Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund shares (other than any existing dividend reinvestment plans of the Acquired Fund or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of the Acquired Fund (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of JHT). All of the Acquired Fund’s issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.
(e) Financial Statements. The Financial Statements of the Acquired Fund for: (i) the fiscal year ended December 31, 2009, which have been audited by the independent registered public accounting firm retained by JHT; and the six-month period ended June 30,2010, in each case fairly present the financial position of the Acquired Fund as of the dates thereof and its results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.
(f) Authority Relative to this Plan. JHT, on behalf of the Acquired Fund, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by JHT’s Board of Trustees and no other proceedings by JHT other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. JHT is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.
(g) Liabilities. There are no liabilities of the Acquired Fund, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquired Fund’s Financial Statements and liabilities incurred in the ordinary course of business subsequent to June 30, 2010 or otherwise previously disclosed to the Acquired Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquired Fund.
(h) No Material Adverse Change. Since June 30, 2010, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquired Fund, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).
(i) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of JHT, threatened which would adversely affect the Acquired Fund’s assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquired Fund and, to the knowledge of JHT, there are no regulatory investigations of the Acquired Fund, pending or threatened, other than routine inspections and audits.
(j) Contracts. JHT is not subject to any contracts or other commitments on behalf of the Acquired Fund (other than this Plan) which will not be terminated with respect to the Acquired Fund without liability to JHT or the Acquired Fund as of or prior to the Effective Time of the Reorganization.
(k) Taxes. All federal and other income tax returns of the Acquired Fund required to be filed by JHT with respect to the Acquired Fund have been filed for all taxable years to and including December 31, 2009, and all taxes payable pursuant to such returns have been paid. To the knowledge of JHT, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquired Fund have been paid so far as due. The Acquired Fund currently is, at all times since its inception has been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Code and Treas. Reg. Section 1.817-5, as if those provisions applied directly to the Acquired Fund, relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquired Fund’s shares are (and since its inception have been) held only by (a) insurance company “segregated asset accounts” within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect. The Acquired Fund is, and at all times since its inception has been, qualified as a “regulated investment company” under subchapter M of the Code.
(l) No Approvals Required. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Fund’s shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquired Fund of the Reorganization, except such as have been obtained as of the date hereof.
4. COVENANTS OF JHT ON BEHALF OF THE ACQUIRING FUND
JHT on behalf of the Acquiring Fund covenants to the following:
(a) Registration Statement. On behalf of the Acquiring Fund, JHT shall file with the Commission a Registration Statement on Form N-14 (the “Registration Statement”) under the Securities Act relating to the Acquiring Fund Shares issuable hereunder and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund’s shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the “Regulations”) and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the proxy statement/prospectus (the “Prospectus”) and statement of additional information (the “Statement of Additional Information”) included in the Registration Statement, as amended or supplemented by any amendments or supplements filed by JHT, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
(b) Cooperation in Effecting Reorganization. JHT on behalf of the Acquiring Fund agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization.
(c) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, JHT with respect to the Acquiring Fund shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.
5. COVENANTS OF JHT ON BEHALF OF THE ACQUIRED FUND
JHT on behalf of the Acquired Fund covenants to the following:
(a) Meeting of the Acquired Fund’s Shareholders. JHT shall call and hold a meeting of the shareholders of the Acquired Fund for the purpose of acting upon this Plan and the transactions contemplated herein.
(b) Portfolio Securities. With respect to the assets to be transferred in accordance with Section 1(a), the Acquired Fund’s assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Acquired Fund’s books. At least five (5) business days prior to the Exchange Date, the Acquired Fund will provide the Acquiring Fund with a list of its assets and a list of its stated liabilities. The Acquired Fund shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of JHT, on behalf of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Acquired Fund holds any investments that the Acquiring Fund would not be permitted to hold, the Acquired Fund will dispose of such securities prior to the Exchange Date to the extent practicable and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, JHT will prepare and deliver, on the Exchange Date, immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Acquired Fund as of the Effective Time of the Reorganization and prepared in accordance with GAAP (the “Schedule”). All securities to be listed in the Schedule for the Acquired Fund as of the Effective Time of the Reorganization will be owned by the Acquired Fund free and clear of any liens, claims, charges, options and encumbrances, except as indicated in the Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.
(c) Registration Statement. In connection with the preparation of the Registration Statement, JHT on behalf of the Acquired Fund will furnish the information relating to the Acquired Fund required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Acquired Fund, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by JHT, insofar as they relate to the Acquired Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by JHT with respect to the Acquired Fund for use in the Registration Statement, Prospectus or Statement of Additional Information as provided in this Section 5(c).
(d) Cooperation in Effecting Reorganization. JHT on behalf of the Acquired Fund agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.
(e) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, JHT with respect to the Acquired Fund shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.
(f) Statement of Earnings and Profits. As promptly as practicable, but in any case within 60 days after the Exchange Date, JHT on behalf of the Acquired Fund shall prepare a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code.
6. CONDITIONS PRECEDENT TO OBLIGATIONS OF JHT ON BEHALF OF THE ACQUIRED FUND
The obligations of JHT on behalf of the Acquired Fund with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:
(a) Approval by the Acquired Fund’s Shareholders. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Acquired Fund entitled to vote on the matter (“Acquired Shareholder Approval”).
(b) Covenants, Warranties and Representations. With respect to the Acquiring Fund, JHT shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Fund since June 30, 2010.
(c) Regulatory Approval. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the “Regulatory Approvals”).
(d) Tax Opinion. JHT shall have received the opinion of Dykema Gossett PLLC, dated on or before the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to JHT, as to certain of the federal income tax consequences under the Code of the Reorganization insofar as it relates to the Acquired and Acquiring

Funds (the “Tax Opinion’). For purposes of rendering its opinion, Dykema Gossett PLLC may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the Prospectus and Statement of Additional Information, and on such other written representations as a senior officer of JHT will have verified as of the Effective Time of the Reorganization. The Tax Opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (1) the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code with respect to the Acquired and Acquiring Funds; (2) no gain or loss will be recognized by the Acquired Fund or the Acquiring Fund upon the transfer of all of the assets and liabilities, if any, of the Acquired Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund; (3) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of such Fund’s shares solely for shares of the Acquiring Fund; (4) the tax basis of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the tax basis of the shares of the Acquired Fund held by the shareholder immediately prior to the Reorganization; (5) the holding period of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will include the holding period of the shares of the Acquired Fund held by the shareholder (provided the shares of the Acquired Fund were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; (6) the tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of those assets of the Acquired Fund immediately prior to the Reorganization; and (7) the holding period of the assets of the Acquired Fund acquired by the Acquiring Fund will include the holding period of those assets of the Acquired Fund immediately prior to the Reorganization.
7. CONDITIONS PRECEDENT TO OBLIGATIONS OF JHT ON BEHALF OF THE ACQUIRING FUND
The obligations of JHT on behalf of the Acquiring Fund with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:
(a) Approval by the Acquired Fund’s Shareholders. The Acquired Shareholder Approval shall have been obtained with respect to the Acquired Fund.
(b) Covenants, Warranties and Representations. With respect to the Acquired Fund, JHT shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Acquired Fund since June 30, 2010.
(c) Portfolio Securities. All securities to be acquired by the Acquiring Fund in the Reorganization shall have been approved for acquisition by JHIMS (or, at its discretion, by the subadviser for the Acquiring Fund) as consistent with the investment policies of the Acquiring Fund.
(d) Regulatory Approval. The Regulatory Approvals shall have been obtained.
(e) Distribution of Income and Gains. JHT on behalf of the Acquired Fund shall have distributed to the shareholders of the Acquired Fund all of the Acquired Fund’s investment company taxable income (without regard to the deductions for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.
(f) Tax Opinion. JHT shall have received the Tax Opinion.
8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS
(a) Amendments. JHT may, by an instrument in writing authorized by the Board of Trustees, amend this Plan at any time before or after approval hereof by the shareholders of the Acquired Fund, but after such approval, no amendment shall be made which substantially changes the terms hereof. Notwithstanding the foregoing, this Agreement may be deemed to be amended as provided in Section 12 hereof.

(b) Waivers. At any time prior to the Effective Time of the Reorganization, JHT, on behalf of either or both of the Acquired and Acquiring Funds, may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it or such Fund or Funds contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit or the benefit of such Fund or Funds contained herein, except that conditions set forth in Sections 6(a) and 6(c) and 7(a) and 7(d) may not be waived.
(c) Termination. This Plan may be terminated by JHT at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Acquired Fund, without liability on the part of any party hereto, its Trustees, officers or shareholders, in the event that the Board of Trustees or the officers of JHT determine that proceeding with this Plan is not in the best interests of the shareholders or contract owners of either or both of the Acquired and Acquiring Funds or for any other reason.
(d) Unless JHT shall otherwise determine by written instrument, this Plan shall terminate without liability as of the close of business on May 31, 2011 if the Effective Time of the Reorganization is not on or prior to such date.
(e) Survival. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.
9. EXPENSES
The expenses of the Reorganization will be allocated between the Acquired and Acquiring Funds on the basis of their relative net assets as of December 31, 2009. If the Reorganization is not consummated, the expenses of the Reorganization as to each Fund will be paid by JHIMS. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement (other than registration fees payable to the Commission in respect of the registration of the Acquiring Fund shares registered thereby, which shall be payable by the Acquiring Fund); (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and (viii) solicitation costs relating to the Reorganization.
10. RELIANCE
All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Acquired Fund, the Acquiring Fund and JHT notwithstanding any investigation made by such party or on its behalf.
11. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT
(a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.
(b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.
(c) This Plan shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.
(d) This Plan shall bind and inure to the benefit of JHT, the Acquired Fund and the Acquiring Fund and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.
(e) The name “John Hancock Trust” is the designation of the Trustees under an Agreement and Declaration of Trust dated September 29, 1988, as amended, and all persons dealing with JHT must look solely to JHT’s property for the enforcement of any claims against JHT, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of JHT. No Fund of JHT shall be liable for claims against any other Fund of JHT.

12. CONVERSION TO LIMITED LIABILITY COMPANY. In the event that, prior to the filing of the Registration Statement with the Commission, the effective date thereof or the Effective Time of the Reorganization, JHT converts from a Massachusetts business trust to a Delaware limited liability company, to be known as John Hancock Variable Insurance Portfolios, LLC (“JHVIP”), pursuant to a Plan of Conversion approved by shareholders of JHT and in accordance with the provisions of Section 18-214 of the Delaware Limited Liability Company Act, then this Plan shall be deemed to be the Plan of JHVIP and to be amended as necessary or appropriate for such purpose, including as follows:
(a) References to, representations by and covenants of JHT (including representations by JHT that it is a Massachusetts business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts) shall be deemed to be, respectively, references to, representations by and covenants of JHVIP (including representations by JHVIP that it is a Delaware limited liability company that is duly organized, validly existing and in good standing under the laws of the State of Delaware);
(b) The Acquired Fund and the Acquiring Fund shall be deemed to be, respectively, the Strategic Bond Fund and the Strategic Income Opportunities Fund.
(c) References to the “shares” or “shares of beneficial interest, par value $.01 per share,” of JHT or the Acquired or Acquiring Funds shall be deemed to be references to “shares” or “shares of limited liability company interest, without par value,” of JHVIP or the Acquired or Acquiring Funds;
(d) References to the Board of Trustees and officers of JHT shall be deemed to be references to, respectively, the Board of Directors and officers of JHVIP;
(e) References to the Declaration of Trust and By laws of JHT and to the “laws of Massachusetts” (or the “laws of the Commonwealth of Massachusetts”) or “Massachusetts law” shall be deemed to be, respectively, references to the Limited Liability Company Operating Agreement of JHVIP and to the “laws of Delaware” (or the “laws of the State of Delaware”) or “Delaware law,” including for purposes of Section 11(c) of the Plan;
(f) Section 11(e) of the Plan shall be deemed to be deleted; and
(g) the individuals executing this Plan in their capacities as authorized officers of JHT shall be deemed to have executed this Plan in their capacities as authorized officers of JHVIP.

          IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.

JOHN HANCOCK TRUST, on behalf of the Acquired Fund
BY:
Name:
Title:

JOHN HANCOCK TRUST, on behalf of the Acquiring Fund
BY:
Name:
Title:

For purposes of Section 9 of this Agreement only: JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC
BY:
Name:
Title:

Appendix B
FINANCIAL HIGHLIGHTS OF THE FUNDS
          The financial highlights tables for the Acquired Fund and the Acquiring Fund are intended to help investors understand the financial performance of each Fund for the past five years (or since inception in the case of a Fund in operation for less than five years). Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the particular fund (assuming reinvestment of all dividends and distributions). The financial statements of JHT included in its Annual Report to Shareholders for the fiscal year ended December 31, 2009 have been audited by PricewaterhouseCoopers LLP. These financial statements have been incorporated by reference into the SAI insofar as they relate to the Acquired and Acquiring Funds. Copies of the Annual Report are available on request as described above.
          The performance information included in the “Financial Highlights” does not reflect fees and expenses of any variable insurance contract that may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Strategic Bond Trust

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
				Net real-									Ratio		Ratio		investment
				ized and									of gross		of net		income		Net
	Net asset	Net		unrealized	Total from					Net asset			expenses		expenses		(loss)		assets,
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total		to average		to average		to average		end of	Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return		net		net		net		period	turnover
Period ended	of period ($)	(loss) ($)		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		assets (%)		assets (%)		assets (%)		(in millions)	(%)

Strategic Bond Trust

SERIES I

12-31-2009	8.42	0.46	[1]	1.48	1.94	(0.76)	—	—	(0.76)	9.60	23.41	[2,3]	0.77	[5]	0.77		5.09		94	111	[4]
12-31-2008	10.91	0.71	[1]	(2.47)	(1.76)	(0.73)	—	—	(0.73)	8.42	(16.08)[2,3]		0.81	[5]	0.81		6.96		86	65	[4]
12-31-2007	12.01	0.66	[1]	(0.66)	— [6]	(1.10)	—	—	(1.10)	10.91	(0.07)[2,3]		0.79	[5]	0.79		5.71		147	83	[4]
12-31-2006	12.03	0.61	[1]	0.17	0.78	(0.80)	—	—	(0.80)	12.01	6.97	[2,3]	0.80	[5]	0.80		5.26		170	141
12-31-2005	12.05	0.52	[1]	(0.21)	0.31	(0.33)	—	—	(0.33)	12.03	2.70	[2]	0.81		0.81		4.35		188	59

SERIES II

12-31-2009	8.43	0.44	[1]	1.48	1.92	(0.74)	—	—	(0.74)	9.61	23.12	[2,3]	0.97	[5]	0.97		4.84		78	111	[4]
12-31-2008	10.91	0.69	[1]	(2.46)	(1.77)	(0.71)	—	—	(0.71)	8.43	(16.22)[2,3]		1.01	[5]	1.01		6.77		60	65	[4]
12-31-2007	12.00	0.64	[1]	(0.67)	(0.03)	(1.06)	—	—	(1.06)	10.91	(0.35)[2,3]		0.99	[5]	0.99		5.51		99	83	[4]
12-31-2006	12.01	0.59	[1]	0.18	0.77	(0.78)	—	—	(0.78)	12.00	6.86	[2,3]	1.00	[5]	1.00		5.07		111	141
12-31-2005	11.98	0.49	[1]	(0.20)	0.29	(0.26)	—	—	(0.26)	12.01	2.44	[2]	1.01		1.01		4.09		114	59

SERIES NAV

12-31-2009	8.39	0.47	[1]	1.47	1.94	(0.77)	—	—	(0.77)	9.56	23.44	[2,3]	0.72	[5]	0.72		5.20		382	111	[4]
12-31-2008	10.88	0.71	[1]	(2.46)	(1.75)	(0.74)	—	—	(0.74)	8.39	(16.06)[2,3]		0.76	[5]	0.76		7.05		445	65	[4]
12-31-2007	11.98	0.67	[1]	(0.66)	0.01	(1.11)	—	—	(1.11)	10.88	0.03	[2,3]	0.74	[5]	0.74		5.79		466	83	[4]
12-31-2006	12.00	0.61	[1]	0.18	0.79	(0.81)	—	—	(0.81)	11.98	7.05	[2,3]	0.75	[5]	0.75		5.24		335	141
12-31-2005[7]	12.11	0.46	[1]	(0.20)	0.26	(0.37)	—	—	(0.37)	12.00	2.25	[2,8]	0.74	[9]	0.74	[9]	4.55	[9]	401	59

1.	Based on the average daily shares outstanding.

2.	Assumes dividend reinvestment (if applicable).

3.	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4.	The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 281% for 12-31-09, 300% for 12-31-08 and 463% for 12-31-07.

5.	Does not take into consideration expense reductions during the periods shown.

6.	Less than $0.005 per share.

7.	The inception date for Series NAV shares is 2-28-05.

8.	Not annualized.

9.	Annualized.
Strategic Income Opportunities Trust

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
				Net real-										Ratio		Ratio		investment
				ized and										of gross		of net		income		Net
	Net asset	Net		unrealized	Total from						Net asset			expenses		expenses		(loss)		assets,
	value,	investment		gain (loss)	investment	From net	From net		From	Total	value,	Total		to average		to average		to average		end of		Portfolio
	beginning	income		on invest-	oper-	investment	realized		capital	distri-	end of	return		net		net		net		period		turnover
Period ended	of period ($)	(loss) ($)		ments ($)	ations ($)	income ($)	gain ($)		paid-in ($)	butions ($)	period ($)	(%)		assets (%)		assets (%)		assets (%)		(in millions)		(%)

Strategic Income Trust

SERIES I

12-31-2009	11.20	0.95	[1]	1.97	2.92	(0.81)	—		—	(0.81)	13.31	26.66	[2,3]	0.85	[4,6]	0.85	[4]	7.67	[4]	28		87
12-31-2008	13.73	0.81	[1]	(1.96)	(1.15)	(1.38)	—		—	(1.38)	11.20	(8.61)[2,3]		0.82	[6]	0.81		6.17		16		40	[5]
12-31-2007	13.24	0.77	[1]	0.01	0.78	(0.29)	—		—	(0.29)	13.73	5.87	[2,3]	0.83	[6]	0.83		5.62		14		80	[5]
12-31-2006	13.15	0.59	[1]	(0.05)	0.54	(0.45)	—	[7]	—	(0.45)	13.24	4.13	[2,3]	0.90	[6]	0.90		4.42		10		125
12-31-2005	13.41	0.45	[1]	(0.17)	0.28	(0.51)	(0.03)		—	(0.54)	13.15	2.13	[2]	1.07		1.07		3.30		11		33

SERIES II

12-31-2009	11.22	0.92	[1]	1.98	2.90	(0.79)	—		—	(0.79)	13.33	26.34	[2,3]	1.05	[4,6]	1.05	[4]	7.43	[4]	14		87
12-31-2008	13.74	0.78	[1]	(1.95)	(1.17)	(1.35)	—		—	(1.35)	11.22	(8.76)[2,3]		1.02	[6]	1.01		5.89		10		40	[5]
12-31-2007	13.27	0.73	[1]	— [7]	0.73	(0.26)	—		—	(0.26)	13.74	5.54	[2,3]	1.03	[6]	1.03		5.37		17		80	[5]
12-31-2006	13.15	0.56	[1]	(0.05)	0.51	(0.39)	—	[7]	—	(0.39)	13.27	3.95	[2,3]	1.10	[6]	1.10		4.22		20		125
12-31-2005	13.41	0.42	[1]	(0.16)	0.26	(0.49)	(0.03)		—	(0.52)	13.15	1.92	[2]	1.27		1.27		3.09		22		33

SERIES NAV

12-31-2009	11.18	0.94	[1]	1.99	2.93	(0.82)	—		—	(0.82)	13.29	26.77	[2,3]	0.80	[4,6]	0.80	[4]	7.64	[4]	504		87
12-31-2008	13.71	0.82	[1]	(1.96)	(1.14)	(1.39)	—		—	(1.39)	11.18	(8.57)[2,3]		0.77	[6]	0.76		6.23		518		40	[5]
12-31-2007	13.23	0.77	[1]	— [7]	0.77	(0.29)	—		—	(0.29)	13.71	5.84	[2,3]	0.78	[6]	0.78		5.65		463		80	[5]
12-31-2006	13.15	0.60	[1]	(0.06)	0.54	(0.46)	—	[7]	—	(0.46)	13.23	4.15	[2,3]	0.80	[6]	0.80		4.56		335		125
12-31-2005[8]	13.33	0.29	[1]	0.07	0.36	(0.51)	(0.03)		—	(0.54)	13.15	2.75	[2,9]	1.03	[10]	1.03	[10]	2.96	[10]	—	[11]	33

1.	Based on the average daily shares outstanding.

2.	Assumes dividend reinvestment (if applicable).

3.	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4.	Tax expense was 0.04% of average net assets for Series I, Series II and Series NAV. This expense increased the net investment income (loss) by less than $0.01 for Series I and by $0.01 for Series II and Series NAV and the net investment income (loss) ratio by 0.04%.

5.	The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 46% for 12-31-08 and 86% for 12-31-07. Prior years include the effect of TBA transactions.

6.	Does not take into consideration expense reductions during the periods shown.

7.	Less than $0.005 per share.

8.	The inception date for Series NAV shares is 4-29-05.

9.	Not annualized.

10.	Annualized.

11.	Less than $500,000.

JOHN HANCOCK TRUST
P.O. BOX 9112
FARMINGDALE, NY 11735

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• Do not return this paper ballot	• Do not return this paper ballot	• Return promptly in the enclosed envelope
999 999 999 999 99 (ARROW)
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
VOTING INSTRUCTIONS FORM
STRATEGIC BOND TRUST
INSURANCE COMPANY NAME PRINTS HERE
The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of John Hancock Trust attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 10:00 a.m., Eastern Time, September 28, 2010, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.
Voting pursuant to these instructions will be as specified. If no specification is made as to an item, voting will be for such item. This voting instructions form is provided for the shares of the above referenced fund attributable to your contract values as of April 30, 2010. Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.
VOTING INSTRUCTIONS MUST BE RECEIVED BY SEPTEMBER 27, 2010 TO BE VOTED AT THE MEETING TO BE HELD ON SEPTEMBER 28, 2010.
THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK TRUST.

(ARROW) Date: , 2010
PLEASE SIGN IN BOX BELOW:

Signature(s), Title(s), if applicable

If a contract is held jointly, each contract owner should sign. If only one signs his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

(ARROW)	PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL.	☑	(ARROW)
PLEASE DO NOT USE FINE POINT PENS.
These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.

		FOR	AGAINST	ABSTAIN

Proposal	Approval of Agreement and Plan of Reorganization providing for the reorganization of the Strategic Bond Trust into the Strategic Income Opportunities Trust.	☐	☐	☐
(Only shareholders of the Strategic Bond Trust will vote on the Proposal)
PLEASE SIGN AND DATE ON THE REVERSE SIDE.

JOHN HANCOCK TRUST
601 Congress Street
Boston, Massachusetts 02210-2805
STATEMENT OF ADDITIONAL INFORMATION
Dated: August 16, 2010
     This Statement of Additional Information is available to the shareholders of the Strategic Bond Trust (the “Acquired Fund”), one of the separate series or funds of John Hancock Trust (“JHT”), in connection with the proposed reorganization of the Acquired Fund into the Strategic Income Opportunities Trust (the “Acquiring Fund”), another separate fund of JHT (the “Reorganization”).
     This Statement of Additional Information is not a prospectus but should be read in conjunction with JHT’s Proxy Statement/Prospectus dated August 16, 2010 for the Special Meeting of Shareholders of the Acquired Fund to be held on September 28, 2010. The Proxy Statement/Prospectus, which describes the Reorganization, may be obtained without charge by writing to JHT at the address above or by calling the following toll free telephone number: (800) 344-1029.
TABLE OF CONTENTS
1.	Statement of Additional Information of JHT dated May 3, 2010 (including Supplements dated June 3, 2010). 2010 and June 25, 2010).

2.	Audited Financial Statements of JHT for the fiscal year ended December 31, 2009, relating to the Acquired Fund and the Acquiring Fund.

3.	Pro Forma Financial Information for the reorganization of the Acquired Fund into the Acquiring Fund.
INFORMATION INCORPORATED BY REFERENCE
     This Statement of Additional Information incorporates by reference the following documents (or designated portions thereof) as filed with the Securities and Exchange Commission (“SEC”) (File Nos. 2-94157; 811-4146):
1.	The Statement of Additional Information of JHT dated May 3, 2010 and Supplements thereto dated June 3, 2010 and June 25, 2010 are incorporated by reference to the filings thereof with the SEC pursuant to Rule 485 or Rule 497 under the Securities Act of 1933 on, respectively, May 3, 2010, June 3, 2010 and June 25, 2010.

2.	The Audited Financial Statements of JHT for the fiscal year ended December 31, 2009, relating to the Acquired Fund and the Acquiring Fund, including the report thereon of PricewaterhouseCoopers LLP, independent registered public accounting firm, are incorporated by reference to JHT’s Annual Report to Shareholders dated December 31, 2009 filed with the SEC on Form N-CSR on March 9, 2010, insofar as such financial statements and report relate to the Acquired Fund and the Acquiring Fund.

PRO FORMA FINANCIAL INFORMATION
     The unaudited pro forma information provided herein should be read in conjunction with the annual reports of John Hancock Trust Strategic Bond Trust and John Hancock Trust Strategic Income Opportunities Trust dated December 31, 2008 and December 31, 2009, respectively, both of which are on file with the SEC and are available at no charge.
     The unaudited pro forma information set forth below for the period ended December 31, 2009 is intended to present ratios and supplemental data as if the merger of the John Hancock Trust Strategic Bond Trust, or Acquired Fund, into the John Hancock Trust Strategic Income Opportunities Trust, or Acquiring Fund, (collectively, the “Funds”) had been consummated at December 31, 2008. The merger is intended to consolidate the Acquired Fund with a similar fund advised by John Hancock Investment Management Services, LLC (“JHIMS”). The Acquired Fund is sub-advised by Western Asset Management Company. The Acquiring Fund is sub-advised by MFC Global Investment Management (U.S.), LLC.
     The Funds have the same administrator, fund recordkeeping services agent, investment managers, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund except that the Acquired Fund’s Investment Management fees are as follows; 0.700% of the first $500 million of net assets; and 0.650% of the excess over $500 million. The Acquiring Fund Investment Management fees are as follows; 0.700% of the first $500 million of net assets; and 0.650% of the excess over $500 million. The annual percentage rates shown above for the Acquiring Fund reflect a reduction in the rates for the Acquiring Fund — from 0.725% to 0.700% of the first $500 million of Aggregate Net Assets — that will take effect as of the closing of the Reorganization if the Reorganization is consummated.
     As of December 31, 2009, the net assets of: (i) the Acquired Fund were $554,213,789 and (ii) the Acquiring Fund were $545,430,903. The net assets of the combined fund as of December 31, 2009 would have been $1,099,120,116 reflecting a reduction of $131,800 due to estimated reorganization costs and $392,776 due to estimated portfolio transitioning costs.
     On a pro forma basis for the year ended December 31, 2009, the proposed reorganization would result in a $225,599 decrease in the management fees charged, and a decrease in other operating expenses (including audit fees) of $40,309 on a pro forma basis for the year ended December 31, 2009, resulting in a less than $0.01 per share expense decrease.
     No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation, Subchapter M compliance.
     Substantially all of the securities held by the Acquired Fund are expected to be sold in connection with the merger for the purpose of complying with the management style, investment policies or limitations of the Acquiring Fund. Estimated portfolio transitioning costs are stated above.
     The merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Fund or their shareholders as a result of the merger. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.
     At December 31, 2009, the Strategic Bond Trust and the Strategic Income Opportunities Trust had total capital loss carryforwards of $50,161,087 and $12,741,587, respectively, the availability of which to offset future capital gains, if any, in the Acquiring Fund may be limited.
     The estimated reorganization costs of $131,800 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne pro-rata by the Acquired Fund and the Acquiring Fund. If the Reorganization is not consummated, the expenses of the Reorganization will be paid by JHIMS.

2

PART C
OTHER INFORMATION
Item 15. Indemnification
     Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including, but not limited to, accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.
     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 16. Exhibits

Exhibit	Description*
Number	* Unless otherwise stated, all filing references are to File No. 2-94157.

1(a)	Agreement and Declaration of Trust dated September 29, 1988 — previously filed as exhibit (1)(a) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(b)	Redesignation of Series of Shares dated March 31, 1989 relating to Convertible Securities Trust — previously filed as exhibit (1)(b) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(c)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated March 31, 1989 relating to Conservative, Moderate and Aggressive Asset Allocation Trusts — previously filed as exhibit (1)(c) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(d)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated February 1, 1991 relating to Growth & Income Trust — previously filed as exhibit (1)(d) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(e)	Redesignation of Series of Shares dated April 3, 1991 relating to Bond Trust — previously filed as exhibit (1)(e) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1

Exhibit	Description*
Number	* Unless otherwise stated, all filing references are to File No. 2-94157.

1(f)	Redesignation of Series of Shares dated April 17 1991 relating to U.S. Government Bond Trust — previously filed as exhibit (1)(f) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(g)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated August 7, 1992 relating to Pasadena Growth Trust, Growth Trust, and Strategic Income Trust — previously filed as exhibit (1)(g) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(h)	Redesignation of Series of Shares dated April 4, 1993 relating to Growth Trust and Strategic Income Trust — previously filed as exhibit (1)(h) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(i)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated December 28, 1994 relating to International Growth and Income Trust — previously filed as exhibit (1)(i) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(j)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated February 1, 1996 relating to Small/Mid Cap Trust— previously filed as exhibit (1)(j) to post-effective amendment no. 34 filed on October 4, 1996, accession number 0000950133-96-002099.

1(k)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated February 1, 1996 relating to- International Small Cap Trust — previously filed as exhibit (1)(k) to post-effective amendment no. 34 filed on October 4, 1996, accession number 0000950133-96-002099.

1(l)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 9, 1996 relating to Growth Trust — previously filed as exhibit (1)(l) to post-effective amendment no. 34 filed on October 4, 1996, accession number 0000950133-96-002099.

1(m)	Redesignation of Series of Shares dated October 1, 1996 relating to Pasadena Growth Trust — previously filed as exhibit (1)(m) to post-effective amendment no. 35 filed on December 19, 1996, accession number 0000950135-96-005355.

1(n)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated December 31, 1996 relating to Value, High Yield, International Stock, Science & Technology, Balanced, Worldwide Growth, Emerging Growth, Pilgrim Baxter Growth, Pacific Rim Emerging Markets, Real Estate Securities, Capital Growth Bond, Equity Index, Quantitative Equity, Lifestyle Conservative 280, Lifestyle Moderate 460, Lifestyle Balanced 640, Lifestyle Growth 820, Lifestyle Aggressive 1000 Trusts previously filed as exhibit (a)(14) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(o)	Redesignation of Series of Shares dated December 31, 1996 relating to Value Equity Trust previously filed as exhibit (a)(15) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(p)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated September 30, 1997 relating to Small Company Value Trust — previously filed as exhibit (1)(m) to post-effective amendment no. 39 filed on March 2, 1998, accession number 0000950135-98-001303.

2

Exhibit	Description*
Number	* Unless otherwise stated, all filing references are to File No. 2-94157.

1(q)	Amendment dated October 1, 1997 to the Agreement and Declaration of Trust dated September 29, 1988 relating to Trust name change to Manufacturers Investment Trust — previously filed as exhibit (1)(n) to post-effective amendment no. 39 filed on March 2, 1998, accession number 0000950135-98-001303.

1(r)	Redesignation of Series of Shares dated November 2, 1998 relating to Emerging Growth Trust previously filed as exhibit (a)(18) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(s)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 1999 relating to Small Company Blend, U.S. Large Cap Value, Total Return, International Value and Mid Cap Stock Trusts previously filed as exhibit (a)(19) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(t)	Redesignation of Series of Shares dated May 1, 1999 relating to Conservative Asset Allocation, Moderate Asset Allocation, Small/Mid Cap, International Growth and Income, Global Government Bond, Pilgrim Baxter Growth, Aggressive Asset Allocation, and Equity Trusts previously filed as exhibit (a)(20) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(u)	Termination of Series of Shares dated May 1, 1999 relating to Capital Growth Bond Trust and Worldwide Growth Trust previously filed as exhibit (a)(21) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(v)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2000 relating to Dynamic Growth, Internet Technologies, Tactical Allocation, Mid Cap Index, Small Cap Index, Total Stock Market Index, International Index, and 500 Index Trusts previously filed as exhibit (a)(22) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(w)	Redesignation of Series of Shares dated May 1, 2000 relating to Mid Cap Growth Trust previously filed as exhibit (a)(23) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(x)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated October 31, 2000 relating to Capital Appreciation Trust previously filed as exhibit (a)(24) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(y)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 30, 2001 relating to Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, and Fundamental Value Trusts previously filed as exhibit (a)(25) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(z)	Redesignation of Series of Shares dated April 30, 2001 relating to Mid Cap Blend Trust previously filed as exhibit (a)(26) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(a)(a)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 16, 2001 relating to Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value and High Grade Bond Trusts previously filed as exhibit (a)(27) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

3

Exhibit	Description*
Number	* Unless otherwise stated, all filing references are to File No. 2-94157.

1(b)(b)	Establishment and Designation of Additional Class of Shares dated January 2, 2002 relating to Class A Shares and Class B Shares of beneficial interest previously filed as exhibit (a)(28) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(c)(c)	Redesignation of Class of Shares dated May 1, 2002 relating to Class A Shares and Class B Shares of beneficial interest previously filed as exhibit (a)(29) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(d)(d)	Redesignation of Series of Shares dated November 25, 2002 relating to Growth Trust previously filed as exhibit (a)(30) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(e)(e)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2003 relating to American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, and American Growth-Income Trust previously filed as exhibit (a)(31) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(f)(f)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2003 relating to Natural Resources, Real Return Bond, Mid Cap Core, Large Cap Value, Quantitative All Cap, Emerging Growth, Special Value, and Small Cap Opportunities Trusts previously filed as exhibit (a)(32) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(g)(g)	Redesignation of Series of Shares dated May 1, 2003 relating to U.S. Large Cap Value Trust, Capital Opportunities Trust and Tactical Allocation Trust previously filed as exhibit (a)(33) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(h)(h)	Termination of Series of Shares dated May 1, 2003 relating to Telecommunications Trust, Internet Technologies Trust, Mid Cap Growth Trust, and Mid Cap Opportunities Trust previously filed as exhibit (a)(34) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(i)(i)	Establishment and Designation of Additional Class of Shares dated July 1, 2003 relating to Class III Shares of beneficial interest previously filed as exhibit (a)(35) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(j)(j)	Establishment and Designation of Additional Class of Shares dated July 8, 2003 relating to Class I Shares of beneficial interest for American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, and American Growth-Income Trust previously filed as exhibit (a)(36) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(k)(k)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 28, 2003 relating to Great Companies — America — previously filed as exhibit (a)(37) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(l)(l)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2004 relating to Small Company, Core Equity, Classic Value, Quantitative Value, U.S. Global Leaders Growth, and Strategic Income Trusts previously filed as exhibit (a)(38) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

4

Exhibit	Description*
Number	* Unless otherwise stated, all filing references are to File No. 2-94157.

1(m)(m)	Redesignation of Series of Shares dated May 1, 2004 relating to Pacific Rim Emerging Markets Trust and Global Equity Trust previously filed as exhibit (a)(39) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(n)(n)	Amendment dated January 1, 2005 to the Agreement and Declaration of Trust dated September 29, 1988 relating to Trust name change to John Hancock Trust previously filed as exhibit (a)(40) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(o)(o)	Establishment and Designation of Additional Class of Shares dated January 25, 2005 relating to Class NAV Shares of beneficial interest previously filed as exhibit (a)(41) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(p)(p)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated January 25, 2005 relating to Money Market B, Index 500 B, International Index A, International Index B, Bond Index A, Bond Index B, Growth & Income II, Mid Value, Small Cap Value, Small Cap Growth, Overseas Equity, Active Bond, Short-Term Bond, and Managed Trusts previously filed as exhibit (a)(42) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(q)(q)	Amendment dated April 29, 2005 to the Agreement and Declaration of Trust dated September 29, 1988 relating to amending and restating of Article IV, Section 4.1 previously filed as exhibit (a)(43) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(r)(r)	Amendment dated April 29, 2005 to the Agreement and Declaration of Trust dated September 29, 1988 relating to amending and restating of Article VII, Section 7.2 previously filed as exhibit (a)(44) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(s)(s)	Establishment and Designation of Additional Class of Shares dated April 29, 2005 relating to Class IIIA Shares of beneficial interest previously filed as exhibit (a)(45) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(t)(t)	Establishment and Designation of Additional Series of Shares dated April 29, 2005 relating to Small Cap, International Opportunities, Core Bond, U.S. High Yield Bond, and Large Cap Trusts previously filed as exhibit (a)(46) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(u)(u)	Termination of Series of Shares dated May 2, 2005 relating to Select Growth, Core Value, Small-Mid Cap, Small-Mid Cap Growth, High, Grade Bond, Global Equity Select, International Equity Select, and Great Companies- America Trusts previously filed as exhibit (a)(47) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(v)(v)	Termination of Series of Shares dated May 2, 2005 relating to Strategic Growth, Small Company Blend, Overseas, Equity Index, Diversified Bond, and Aggressive Growth Trusts previously filed as exhibit (a)(48) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(w)(w)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 29, 2005 relating to American Bond Trust previously filed as exhibit (a)(49) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

5

Exhibit	Description*
Number	* Unless otherwise stated, all filing references are to File No. 2-94157.

1(x)(x)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated October 12, 2005 relating to Small Company Growth, Growth Opportunities, Value Opportunities, Vista, Intrinsic Value, Growth, U.S. Multi Sector, International Growth, Spectrum Income, and Value & Restructuring Trusts previously filed as exhibit (a)(50) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(y)(y)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated January 30, 2006 relating to Index Allocation Trust — previously filed as exhibit (a) (43) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(z)(z)	Redesignation of Series of Shares dated April 28, 2006 relating to Lifestyle Trusts, Growth & Income Trust, Growth & Income Trust II, and International Stock Trust — previously filed as exhibit (a) (40) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(a)(a)(a)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 28, 2006 relating to International Small Company, Real Estate Equity, Mid Cap Value Equity, Global Real Estate, Absolute Return, and High Income Trusts — previously filed as exhibit (a) (42) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(b)(b)(b)	Termination of Series of Shares dated May 2, 2006 relating to Large Cap Growth Trust — previously filed as exhibit (a) (41) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(c)(c)(c)	Redesignation of Series of Shares dated June 30, 2006 relating to International Index Trust A and International Index Trust B previously filed as exhibit (a)(55) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(d)(d)(d)	Termination of Class of Shares dated September 29, 2006 relating to Class III Shares and Class IIIA beneficial interest for Lifestyle Trusts — previously filed as exhibit (a) (45) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(e)(e)(e)	Termination of Series of Shares dated December 5, 2006 relating to Mid Cap Core Trust and Strategic Value Trust — previously filed as exhibit (a) (46) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(f)(f)(f)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 30, 2007 relating to Small Cap Intrinsic Value, Founding Allocation, Income, Mutual Shares, Mid Cap Intersection, Emerging Markets Value, American Asset Allocation, American Global Growth, American Global Small Capitalization, American High-Income Bond, and American New World Trusts previously filed as exhibit (a)(58) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(g)(g)(g)	Termination of Series of Shares dated May 3, 2007 relating to Strategic Opportunities Trust previously filed as exhibit (a)(59) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(h)(h)(h)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated October 25, 2007 relating to American Fundamental Holdings Trust and American Global Diversification Trust previously filed as exhibit (a)(60) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6

Exhibit	Description*
Number	* Unless otherwise stated, all filing references are to File No. 2-94157.

1(i)(i)(i)	Termination of Series of Shares dated November 21, 2007 relating to Special Value Trust previously filed as exhibit (a)(61) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(j)(j)(j)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated December 14, 2007 relating to Floating Rate Income Trust, Global Asset Allocation Trust and Lifecycle Portfolios previously filed as exhibit (a)(62) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(k)(k)(k)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 28, 2008 relating to Disciplined Diversification Trust, Capital Appreciation Value Trust, and Growth Equity Trust previously filed as exhibit (a)(63) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(l)(l)(l)	Termination of Series of Shares dated May, 9, 2008 relating to U.S. Global Leaders Growth Trust, Growth & Income Trust, Quantitative Mid Cap Trust, and Dynamic Growth Trust previously filed as exhibit (a)(64) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(m)(m)(m)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 9, 2008 relating to American Diversified Growth & Income Trust previously filed as exhibit (a)(65) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(n)(n)(n)	Redesignation of Series of Shares dated July 9, 2008 relating to Quantitative Value Trust, Global Asset Allocation Trust, and Quantitative All Cap Trust previously filed as exhibit (a)(66) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(o)(o)(o)	Establishment and Designation of Additional Series of Shares of Beneficial Interest September 26, 2008 relating to BlackRock Global Allocation Trust, Alpha Opportunities Trust, and Smaller Company Growth Trust dated previously filed as exhibit (a)(67) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

2(a)	Revised By-laws of the Trust dated June 30, 2006 previously filed as exhibit (b)(2) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

2(b)	Amendment dated December 13, 2006 to the By-laws of the Trust, dated June 30, 2006 previously filed as exhibit (b)(3) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

3	Not Applicable.

4	Form of Agreement and Plan of Reorganization (filed herewith as Appendix A to the Proxy Statement/Prospectus).

5	Included in Exhibits 1 and 2 hereto.

6(a)	Amended and Restated Advisory Agreement dated September 26, 2008 between John Hancock Trust and John Hancock Investment Management Services, LLC previously filed as exhibit (d)(1) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

7

Exhibit	Description*
Number	* Unless otherwise stated, all filing references are to File No. 2-94157.

6(a)(1)	Chief Compliance Officer Services Agreement between the CCO, John Hancock Trust, and John Hancock Investment Management Services, LLC dated October 10, 2008 previously filed as exhibit (d)(1)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(b)	Subadvisory Agreement dated April 30, 2004 relating to Strategic Income Trust, between the Manufacturers Securities Services, LLC and John Hancock Advisers, LLC — filed herewith.

6(b)(1)	Transfer Agreement dated December 31, 2005 relating to Active Bond and Strategic Income Trust, between John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC—previously filed as exhibit 22.(d)(37) to post effective amendment no. 69 filed on February 10, 2006, accession number 0000950135-06-000650.

6(c)	Subadvisory Agreement dated April 28, 2006 relating to High Yield Trust, Strategic Bond Trust and U.S. Government Securities Trust, between the Adviser and Western Asset Management Company — previously filed as exhibit (d)(49) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

6(c)(1)	Sub-Subadvisory Agreement dated April 28, 2006 relating to High Yield Trust and Strategic Bond Trust, between Western Asset Management Company and Western Asset Management Company Limited — previously filed as exhibit (d) (50) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

7(a)	Distribution Agreement dated January 1, 2002 as amended June 26, 2003 previously filed as exhibit (d)(1)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

7(b)	Amendment dated September 28, 2004 to Distribution Agreement dated January 1, 2002 as amended June 26, 2003 previously filed as exhibit (e)(2) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

8	Not Applicable

9	Custodian Agreement dated September 26, 2008 between the Trust and State Street Bank and Trust Company previously filed as exhibit (g) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

10(a)	Series I Shares Rule 12b-1 Plan (formerly Class A Shares) dated September 21, 2001, as amended April 4, 2002, June 26, 2003, April 1, 2004, December 13, 2004, June 23, 2005, September 23, 2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, June 27, 2008, September 26, 2008, December 17, 2008 and March 20, 2009 previously filed as exhibit (m) to post-effective amendment no. 91 filed on April 28, 2010, accession number 0000950123-10-039304.

10(a)(1)	Series II Shares Rule 12b-1 Plan (formerly Class B Shares) dated September 21, 2001, as amended April 4, 2002, April 2, 2003, April 1, 2004, December 13, 2004, June 23, 2005, September 23, 2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, June 27, 2008, September 26, 2008, December 17, 2008 and March 20, 2009 previously filed as exhibit (m)(1) to post-effective amendment no. 91 filed on April 28, 2010, accession number 0000950123-10-039304.

10(b)	Rule 18f-3 Plan dated September 21, 2001, as amended April 4, 2002, June 26, 2003, December 13, 2004, June 23, 2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, and March 25, 2008. previously filed as exhibit (n) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950123-10-039304.

8

Exhibit	Description*
Number	* Unless otherwise stated, all filing references are to File No. 2-94157.

11	Opinion and Consent of Betsy Anne Seel, Esq., regarding legality of issuance of shares and other matters — Filed herewith.

12	Form of Opinion of Dykema Gossett PLLC on tax matters — Filed herewith.

13	Not Applicable.

14(a)	Consent of PricewaterhouseCoopers LLP — Filed herewith.

14(b)	Consent of Dykema Gossett PLLC — Filed herewith.

14(c)	Consent of Betsy Anne Seel — Included in Exhibit 11.

15	Not Applicable

16	Powers of Attorney for all Trustees — Filed herewith.

17	Annual Report of John Hancock Trust dated December 31, 2009 — previously filed on Form N-CSR on March 9, 2010.

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Item 17. Undertakings
     (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
     (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

10

Signatures
     Pursuant to the requirements of the Securities Act of 1933, the Registrant, John Hancock Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 6th day of July 2010.

JOHN HANCOCK TRUST (Registrant)
By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Attest:
/s/ Betsy Anne Seel
Betsy Anne Seel, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

/s/ Hugh McHaffie	President (Chief Executive Officer)	**

Hugh McHaffie		(Date)

/s/ Charles Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	**

Charles Rizzo		(Date)

/s/ Charles L. Bardelis*	Trustee	**

Charles L. Bardelis		(Date)

/s/ James R. Boyle*	Trustee	**

James R. Boyle		(Date)

/s/ Peter S. Burgess*	Trustee	**

Peter S. Burgess		(Date)

/s/ Elizabeth G. Cook*	Trustee	**

Elizabeth G. Cook		(Date)

/s/ Grace K. Fey*	Trustee	**

Grace K. Fay		(Date)

/s/ Theron Steeley Hoffman*	Trustee	**

Theron Steeley Hoffman		(Date)

/s/ Hassell H. McClellan*	Trustee	**

Hassell H. McClellan		(Date)

/s/ James. M. Oates*	Trustee and Chairman	**

James M. Oates		(Date)

/s/ Steven M. Roberts*	Trustee	**

Steven M. Roberts		(Date)

* By:	/s/ Betsy Anne Seel
Betsy Anne Seel,
Attorney-in-Fact Pursuant to Powers of Attorney Filed herewith.

**	July 6, 2010

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JOHN HANCOCK TRUST
Index To Exhibits

Exhibit
Number	Description of Exhibit

4	Form of Agreement and Plan of Reorganization (filed herewith as Appendix A to the Proxy Statement/Prospectus).

6(b)	Subadvisory Agreement dated April 30, 2004 relating to Strategic Income Trust, between the Manufacturers Securities Services, LLC and John Hancock Advisers, LLC

11	Opinion and Consent of Betsy Anne Seel, Esq., regarding legality of issuance of shares and other matters.

12	Form of Opinion of Dykema Gossett PLLC on tax matters.

14(a)	Consent of PricewaterhouseCoopers LLP

14(b)	Consent of Dykema Gossett PLLC.

16	Powers of Attorney for all Trustees.

12